Nuveen Exchange-
Traded Funds

Providing tax-free income
to help you live your dreams

PERFORMANCE PLUS (NPP)

MUNICIPAL ADVANTAGE (NMA)

MARKET OPPORTUNITY (NMO)

SEMIANNUAL REPORT/APRIL 30, 1997

Photographic image of couple walking on beach.

  CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 11  Commonly used terms
 13  Portfolio of investments
 50  Statement of net assets
 51  Statement of operations
 52  Statement of changes in net assets
 54  Notes to financial statements
 64  Financial highlights

Dear shareholder
"Shareholders continue to enjoy very attractive current yields generated by portfolios of quality bonds."

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

It is my pleasure to report to you on the performance of Nuveen's exchange-traded funds. Over the past year, shareholders in these funds were rewarded with attractive tax-free income. A hallmark of Nuveen's fixed-income investments, this dependable tax-free income makes these funds an excellent choice for those seeking a stable addition to their core investment portfolio. To safeguard our shareholders' interests, Nuveen continues to work to find ways to protect this level of income through changing market conditions.
  The funds' sound performance came during a year of volatility in the municipal bond market, including a mid-year decline and a post-election rally. However, by continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, we were able to generate very attractive current yields for shareholders while also preserving capital.
  As of April 30, 1997, shareholders in the funds covered in this report were receiving annual tax-free yields on net asset value that ranged from 6.76% to 6.81%. To match these attractive yields, investors in the 36% federal income tax bracket would have had to earn at least 10.56% on taxable alternatives.

  During the same period, the funds outperformed the benchmark Lehman Brothers Municipal Bond Index, which posted a 6.66% return. Over the past year, the funds generated total returns, including reinvested dividends and capital gains (if any) and changes in net asset value, of 6.67% to 7.15%, equivalent to taxable total returns of 10.56% to 11.12% for investors in the 36% tax bracket. The level of these returns gains added significance when viewed in the context of bond market results for the past year, which reflect the rather flat performance of 1996 and the concern over Federal Reserve delib-erations in early 1997.
  Nuveen has recently made significant and exciting additions to the investment options we offer--that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. Further, Nuveen's municipal bond fund selection is now one of the largest in the industry, since our merger with Flagship Resources, Inc., a highly regarded sponsor of fixed-income mutual funds. As a Nuveen shareholder, this merger offers you even greater access to the municipal market.
  For more complete information regarding Nuveen investment products, including charges and expenses, call Nuveen at (800) 257-8787, or contact your financial adviser for a prospectus. Please read the information carefully before you invest.
  On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,

/s/ Tim R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
June 12, 1997

Answering your
questions

Tom Spalding, head of Nuveen's portfolio management team, reviews recent events in the municipal market and offers insights into the strategies Nuveen uses to manage your funds

How would you summarize the bond market over the past 12 months?

Throughout the past year, mixed economic reports produced conflicting interest rate and inflation forecasts, which caused investors to view the markets with alternating enthusiasm and uncertainty. In late 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. The early months of 1997 saw a re-emergence of talk about inflation, and the markets continue to keep a close eye on the Federal Reserve to see how seriously it regards such talk.
  Over much of the past 12 months, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a potential stock market correction, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types during the past year. Only recently have we begun to see some evidence that investors are evaluating the effect of the huge run-up in stock prices and are rebalancing their portfolios by gradually shifting some assets from stocks into bonds.
  The actions of the Federal Reserve also continue to play a role in bond market performance. Although the Fed altered interest rates only once in 1996, at the very beginning of the year, anticipation of further moves kept the markets restless. With one rate increase approved already in March of this year, the concern about potential changes in monetary policy--and the effect of such changes on the markets--continues in 1997.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

What strategies did you use to add value during this market?

  The fluctuations of 1996 created specific inefficiencies in the market, enabling Nuveen to uncover and take advantage of price discrepancies to improve fund portfolios. For example, we were able to enhance the durability of the funds' dividends by purchasing bonds with longer call protection.
These bonds were priced similarly to those with shorter calls as interest rates began to rise in 1996, creating a value investing opportunity. As rates moved down during the year, the bonds with longer call protection then appreciated in value more than those with shorter calls.

What role does research play in helping you achieve the funds' objectives?

  As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. To track individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research teams to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current economic outlook?

  The economy in the second quarter has grown at a slower pace than during the first quarter, however, the growth still may be at a level that exceeds the Federal Reserve's long-term targets. Interest rates on 30-year Treasuries have moved in a range of between 6.65% to 7.20% over the past several months, and expectations are that this range of rates may continue through the third quarter.
  Of course, that's a short-term outlook. By following a disciplined value strategy and depending on fundamental research, the long-term outlook for our municipal bond funds--and for Nuveen shareholders--is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt. And will continue to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.


NUVEEN PERFORMANCE PLUS
MUNICIPAL FUND, INC.
NPP

While its yield remains highly attractive compared with those of other fixed-income alternatives, the Fund adjusted its monthly tax-free dividend last
August, after more than six months at its previous rate, bringing it in line with its current earnings rate.


12 MONTH DIVIDEND HISTORY

Date           Monthly Dividends  Supplemental Dividends    Capital Gains

      5/13/96    $0.0865
      6/12/96    $0.0865
      7/11/96    $0.0865
      8/13/96    $0.0840
      9/11/96    $0.0840
     10/10/96    $0.0840
     11/13/96    $0.0840
     12/11/96    $0.0840
      1/13/97    $0.0840
      2/12/97    $0.0840
      3/12/96    $0.0840
      4/11/96    $0.0840

  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.78%
   Taxable-equivalent yield                  10.59%
   Annual total return on NAV                 7.15%
   Taxable-equivalent total return           11.12%
   Share price                              $14.875
   NAV                                       $14.86

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MUNICIPAL
ADVANTAGE FUND, INC.
NMA

While its yield remains highly attractive compared with those of other fixed-income alternatives, the Fund adjusted its monthly tax-free dividend last
August, after more than six months at its previous rate, bringing it in line with its current earnings rate.


12 MONTH DIVIDEND HISTORY

Date           Monthly Dividends  Supplemental Dividends    Capital Gains

      5/13/96    $0.0870
      6/12/96    $0.0870
      7/11/96    $0.0870
      8/13/96    $0.0855
      9/11/96    $0.0855
     10/10/96    $0.0855
     11/13/96    $0.0855
     12/11/96    $0.0855
      1/13/97    $0.0855
      2/12/97    $0.0855
      3/12/96    $0.0855
      4/11/96    $0.0855


  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.76%
   Taxable-equivalent yield                  10.56%
   Annual total return on NAV                 7.06%
   Taxable-equivalent total return           10.99%
   Share price                             $15.1875
   NAV                                       $15.23

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN MUNICIPAL MARKET
OPPORTUNITY FUND, INC.
NMO
In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady, attractive dividends. This dividend has remained stable for the last 15 months.


12 MONTH DIVIDEND HISTORY

Date           Monthly Dividends  Supplemental Dividends    Capital Gains

      5/13/96    $0.0865
      6/12/96    $0.0865
      7/11/96    $0.0865
      8/13/96    $0.0865
      9/11/96    $0.0865
     10/10/96    $0.0865
     11/13/96    $0.0865
     12/11/96    $0.0865
      1/13/97    $0.0865
      2/12/97    $0.0865
      3/12/96    $0.0865
      4/11/96    $0.0865


  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.81%
   Taxable-equivalent yield                  10.64%
   Annual total return on NAV                 6.67%
   Taxable-equivalent total return           10.56%
   Share price                               $15.25
   NAV                                       $15.45

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, April 30, 1997) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annual ized yield on share price. In this report, the tax rate is assumed to be 36% for shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset ValuE (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the six-month period ended April 30, 1997. Any future repur chases will be reported to shareholders in the next annual or semiannual report.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC. (NPP)
PRINCIPAL                                                                   OPT. CALL      MARKET
AMOUNT        DESCRIPTION                                      RATINGS*  PROVISIONS**       VALUE
              ALABAMA - 1.0%
 $3,290,000   Alabama Housing Finance Authority, Single Family
               Mortgage Revenue Bonds (GNMA Collateralized
               Home Mortgage Revenue Bond Program), 1988
               Series A, 8.000%, 10/01/20                        AAA     10/98 at 102  $3,455,520
  3,700,000   Alabama Water Pollution Control Authority,
               Revolving Fund Loan Bonds, Series 1994,
               6.750%, 8/15/17                                   Aaa      8/05 at 100   4,000,403
  5,075,000   Jefferson County, Alabama, Sewer Revenue
               Refunding Warrants, Series 1997-A, 5.625%,
               2/01/22                                           Aaa      2/07 at 101   4,929,348
--------------------------------------------------------------------------------------------------
              ALASKA - 0.4%
  1,570,000   Alaska Housing Finance Corporation, Insured
               Mortgage Program Bonds, 1990 First Series,
               7.800%, 12/01/30                                  Aa1     12/00 at 102   1,580,378
  3,690,000   Alaska Housing Finance Corporation, Collateralized
               Bonds, 1989 First Series (Veterans Mortgage
               Program), 7.450%, 12/01/29                        Aaa      6/00 at 102   3,792,619
--------------------------------------------------------------------------------------------------
              ARIZONA - 0.5%
  5,665,000    Yuma Regional Medical Center on behalf of Hospital
               District No. 1 of Yuma County, Arizona, Hospital
               Revenue Improvement and Refunding Bond (Yuma
               Regional Medical Center Project), Series 1992,
               8.000%, 8/01/17 (Pre-refunded to 8/01/02)         A    8/02 at 101 1/2   6,547,720
--------------------------------------------------------------------------------------------------
              ARKANSAS - 2.3%
 17,715,000    Arkansas Development Finance Authority, Single
               Family Mortgage Revenue Bonds, Series 1988A,
               GNMA Collateralized, 8.400%, 8/01/20
               (Alternative Minimum Tax)                         AAA      8/98 at 102   18,337,505
  8,005,000   Arkansas Development Finance Authority, Single
               Family Mortgage Revenue Bonds, 1996 Series H
               (AMT), 6.100%, 7/01/30 (Alternative Minimum Tax)  AAA      1/07 at 102    7,947,844
  3,200,000   City of North Little Rock, Arkansas, Health
               Facilities Board (Baptist Health), Healthcare
               Revenue Bonds (Baptist Health), Series 1996A,
               5.500%, 12/01/21                                  Aaa      12/06 at 101   3,121,920
---------------------------------------------------------------------------------------------------
              CALIFORNIA - 11.3%
 24,000,000    Department of Veterans Affairs of the State of
               California, Home Purchase Revenue Bonds,
               1988 Series A, 8.300%, 8/01/19 (Alternative
               Minimum Tax)                                      Aa        8/98 at 102  24,892,080
 11,900,000   State Public Works Board of the State of
               California, Lease Revenue Bonds (The Trustees
               of The California State University), 1990
               Series A (California State University Library
               Projects), 6.250%, 9/01/16
               (Pre-refunded to 9/01/00)                         A         9/00 at 102  12,706,344


PRINCIPAL                                                                   OPT. CALL      MARKET
AMOUNT        DESCRIPTION                                      RATINGS*  PROVISIONS**       VALUE
              CALIFORNIA (CONTINUED)
 $13,820,000  City of Loma Linda, California, Hospital Revenue
               Bonds (Loma Linda University Medical Center
               Project), Series 1990-B, 7.000%, 12/01/22
               (Pre-refunded to 12/01/00)                        Aaa     12/00 at 102  $15,160,816
  24,265,000  Department of Water and Power of The City of
               Los Angeles, California, Electric Plant Refunding
               Bonds, Second Issue of 1993, 4.750%, 11/15/19     Aa3     11/03 at 102   20,742,693
   3,335,000  Department of Water and Power of The City of
               Los Angeles, Electric Plant Refunding Revenue
               Bonds, Issue of 1994, 4.750%, 8/15/13             Aaa      8/03 at 102    2,946,339
  13,450,000  Ontario Redevelopment Financing Authority (San
               Bernardino County, California), 1995 Revenue
               Refunding Bonds (Ontario Redevelopment Project
               No. 1), 7.200%, 8/01/17                           Aaa     No Opt. Call   16,063,066
  20,420,000  Community Redevelopment Agency of the City of
               Palmdale, Residential Mortgage Revenue Refunding
               Bonds, 1991 Series A, 7.150%, 2/01/10             AAA     No Opt. Call   22,764,420
   2,325,000   Community Redevelopment Agency of the City of
               Palmdale, Restructured Single Family Mortgage
               Revenue Bonds, Series 1986D, 8.000%, 4/01/16
               (Alternative Minimum Tax)                         Aaa     No Opt. Call    2,789,814
   7,500,000  Sacramento Municipal Utility District (California),
               Electric Revenue Refunding Bonds, 1993 Series G,
               4.750%, 9/01/21                                   Aaa      9/03 at 100    6,379,800
   8,140,000  San Bernardino Joint Powers Financing Authority,
               Lease Revenue Bonds (State of California
               Department of Transportation Lease), 1995
               Series A, 5.500%, 12/01/20                        A       12/05 at 102    7,722,744
  10,000,000  San Bernardino County, California, Certificates of
               Participation, Series 1995 (Medical Center
               Financing Project), 5.500%, 8/01/15               Aaa      8/05 at 102    9,735,200
   4,650,000  Southern California Public Power Authority (a public entity organized under the laws of the State of
               California), (Palo Verde Project), Power Project
               Revenue Bonds, 1993 Refunding Series A,
               5.000%, 7/01/15                                   A        7/03 at 102    4,232,756
----------------------------------------------------------------------------------------------------
              COLORADO - 3.2%
   5,000,000  Castle Rock Ranch Public Improvements Authority,
               Public Facilities Revenue Bonds, Series 1996,
               6.250%, 12/01/17                                  AA      No Opt. Call    5,283,550
  11,945,000  City and County of Denver, Colorado, Airport
               System Revenue Bonds, Series 1990A,
               8.000%, 11/15/25 (Alternative Minimum Tax)        Baa     11/00 at 102   13,223,234


PRINCIPAL                                                                   OPT. CALL      MARKET
AMOUNT        DESCRIPTION                                      RATINGS*  PROVISIONS**       VALUE
              COLORADO (CONTINUED)
              City and County of Denver, Colorado, Airport
               System Revenue Bonds, Series 1991A:
$ 6,470,000    8.750%, 11/15/23 (Alternative Minimum Tax)        Baa      1/01 at 102  $ 7,563,948
  3,595,000    8.000%, 11/15/25 (Alternative Minimum Tax)        Baa     11/01 at 100    3,985,956
  4,720,000   City and County of Denver, Colorado, Airport
               System Revenue Bonds, Series 1991D,
               7.000%, 11/15/25 (Alternative Minimum Tax)        Baa     11/01 at 100    4,930,748
  5,000,000   City and County of Denver, Colorado, Airport
               System Revenue Bonds, Series 1992B,
               7.250%, 11/15/23 (Alternative Minimum Tax)        Baa     11/02 at 102    5,378,800
----------------------------------------------------------------------------------------------------
              FLORIDA - 3.7%
  9,960,000   Florida Housing Finance Agency,GNMA
               Collateralized Home Ownership Mortgage Revenue
               Bonds, 1988 Series G1 Bonds, 8.300%, 6/01/20
               (Alternative Minimum Tax)                         Aaa     12/98 at 103   10,364,774
 10,000,000   State of Florida, Full Faith and Credit, State
               Board of Education, Capital Outlay Bonds, 1996
               Series A, 4.750%, 1/01/16                         Aaa      1/06 at 101    8,889,900
 25,935,000   City of St. Petersburg Health Facilities Authority
               (Florida), Allegany Health System Revenue Bonds
               (St. Mary's Hospital, Inc.), Series 1985 B,
               7.750%, 12/01/15 (Pre-refunded to 12/01/99)       Aaa     12/99 at 102   28,441,877
----------------------------------------------------------------------------------------------------
              GEORGIA - 1.6%
  9,000,000   George L. Smith II Georgia World Congress Center
               Authority, Revenue Bonds (Domed Stadium
               Project), Series 1990, 7.875%, 7/01/20
               (Alternative Minimum Tax)                         AA-      7/00 at 102   9,823,680
 10,000,000   Development Authority of Monroe County (Georgia),
               Pollution Control Revenue Bonds (Georgia Power
               Company Plant Scherer Project), Second
               Series 1994, 6.750%, 10/01/24                     A1      10/99 at 102   10,408,500
----------------------------------------------------------------------------------------------------
              ILLINOIS - 6.4%
 10,600,000   Illinois Development Finance Authority, Revenue
               and Refunding Bonds, Series 1990A (Columbus-
               Cuneo-Cabrini Medical Center), 8.500%, 2/01/15
               (Pre-refunded to 2/01/00)                         Baa2     2/00 at 102   11,803,842
              Illinois Development Finance Authority,
               Multi-family Housing Revenue Bonds, Series 1992
               (Town and Garden Apartments Project):
  6,340,000    7.800%, 3/01/06 (Alternative Minimum Tax)         BBB+     3/02 at 102    6,659,980
  5,960,000    7.200%, 9/01/08 (Alternative Minimum Tax)         BBB+     3/02 at 102    6,163,355


PRINCIPAL                                                                   OPT. CALL      MARKET
AMOUNT        DESCRIPTION                                      RATINGS*  PROVISIONS**       VALUE
              ILLINOIS (CONTINUED)
 $10,000,000  Illinois Educational Facilities Authority,
               Adjustable Demand Revenue Bonds, The University
               of Chicago, Series 1985, Conversion To A Fixed
               Interest Rate, 5.700%, 12/01/25                   Aa1     12/03 at 102  $ 9,691,200
              Illinois Health Facilities Authority, Revenue
               Bonds, Series 1989B (Northwestern Memorial
               Hospital):
   5,380,000   7.200%, 8/15/07 (Pre-refunded to 8/15/99)         Aaa      8/99 at 102    5,791,462
   4,620,000   7.200%, 8/15/07                                   Aa       8/99 at 102    4,924,227
  12,910,000  Illinois Health Facilities Authority, Revenue
               Bonds, Series 1994A (Northwestern Memorial
               Hospital), 6.000%, 8/15/24                        AA       8/04 at 102   13,013,796
              City of Chicago, General Obligation Library Bonds,
               Series 1997:
   2,000,000   5.750%, 1/01/17                                   Aaa      1/08 at 102    1,993,980
   6,000,000   5.250%, 1/01/27                                   Aaa      1/08 at 102    5,522,940
   5,000,000  City of Chicago, Illinois, Gas Supply Revenue
               Bonds, 1990 Series A (The Peoples Gas Light and
               Coke Company Project), 8.100%, 5/01/20
               (Alternative Minimum Tax)                         AA-      5/00 at 102    5,491,400
   9,760,000  City of Chicago, Chicago-O'Hare International
               Airport, Special Facility Revenue Bonds (United
               Air Lines, Inc. Project), Series 1984C,
               8.200%, 5/01/18                                   Baa2     5/99 at 103   10,496,197
----------------------------------------------------------------------------------------------------
              INDIANA - 1.7%
   5,250,000  Indiana Bond Bank, State Revolving Fund Program
               Bonds, Series 1994A Guarantee Revenue Bonds,
               6.000%, 2/01/16                                   A        2/04 at 102    5,309,955
   5,000,000  The Indianapolis Local Public Improvement Bond
               Bank, Series 1988 D Bonds, 8.500%, 2/01/18
               (Pre-refunded to 2/01/98)                         N/R      2/98 at 102    5,264,800
   5,000,000  Fort Wayne South Side School Building Corporation,
               First Mortgage Bonds, Series 1994, Allen County,
               Indiana, 6.125%, 1/15/12                          Aaa      1/04 at 102    5,171,500
   5,730,000  Michigan City School Building Corporation, First
               Mortgage Bonds, Series 1994 A, LaPorte and
               Porter Counties, Indiana, 6.125%, 12/15/09        Aaa     12/04 at 102    6,033,805
----------------------------------------------------------------------------------------------------
                   IOWA - 1.3%
  15,455,000  Iowa Finance Authority, Single Family Mortgage
               Revenue Bonds, 1988 Issue B (GNMA Mortgage-
               Backed Securities Program), 8.250%, 5/01/20
               (Alternative Minimum Tax)                         Aaa     11/98 at 102   16,088,655


PRINCIPAL                                                                   OPT. CALL      MARKET
AMOUNT        DESCRIPTION                                      RATINGS*  PROVISIONS**       VALUE
---------------------------------------------------------------------------------------------------
              KANSAS - 0.2%
 $ 1,825,000  Sedgwick County, Kansas, Shawnee County, Kansas
               and Leavenworth County, Kansas, GNMA
               Collateralized Mortgage Revenue Bonds,
               1989 Series A, 7.875%, 12/01/21 (Alternative
               Minimum Tax)                                      Aaa      6/99 at 103  $ 1,928,332
----------------------------------------------------------------------------------------------------
              KENTUCKY - 0.9%
  10,000,000  County of Carroll, Kentucky, Collateralized
               Pollution Control Revenue Bonds (Kentucky
               Utilities Company Project), 1992 Series A,
               7.450%, 9/15/16                                   Aa2      9/02 at 102   11,168,300
----------------------------------------------------------------------------------------------------
              LOUISIANA - 4.8%
  35,700,000  Louisiana Stadium and Exposition District, Hotel
               Occupancy Tax Bonds, Series 1996, 5.750%, 7/01/26 Aaa      7/06 at 102   35,273,742
   5,790,000  East Baton Rouge Mortgage Finance Authority,
               Single Family Mortgage Revenue Bonds (GNMA
               Mortgage-Backed Securities Program), Series
               1988F, 7.875%, 12/01/21 (Alternative
               Minimum Tax)                                      Aaa     12/00 at 103    6,118,640
   6,795,000  Parish of Jefferson Home Mortgage Authority
               (Louisiana), GNMA Collateralized Single Family
               Mortgage Revenue Bonds, Series 1989A,
               7.875%, 12/01/21 (Alternative Minimum Tax)        Aaa     12/00 at 103    7,173,685
   5,630,000  New Orleans Housing Development Corporation,
               Multifamily Housing Revenue Refunding Bonds,
               Series 1990A (Curran Place Apartments/Fannie
               Mae Collateralized), 7.700%, 8/01/23              AAA      6/03 at 100    6,002,425
   6,500,000  City of Shreveport, State of Louisiana, Water and
               Sewer Revenue Bonds, 1986 Series A,
               5.950%, 12/01/14                                  Aaa     12/03 at 103    6,645,535
----------------------------------------------------------------------------------------------------
              MAINE - 0.8%
  11,000,000  Maine State Housing Authority, Mortgage Purchase
               Bonds, 1994 Series A, 5.700%, 11/15/26            AA       2/04 at 102   10,619,180
----------------------------------------------------------------------------------------------------
              MARYLAND - 1.2%
   7,475,000  Housing Opportunities Commission of Montgomery
               County (Montgomery County, Maryland),
               Multifamily Housing Revenue Bonds, 1994
               Series A, 6.250%, 7/01/28                         Aa       7/04 at 102    7,625,696
   7,090,000  City of Takoma Park, Maryland, Hospital Facilities
               Refunding and Improvement Revenue Bonds
               (Washington Adventist Hospital), Series 1995,
               6.500%, 9/01/12                                   Aaa     No Opt. Call    7,798,078


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 7.0%
   $   7,375,000   Massachusetts Bay Transportation Authority,
                    General Transportation System Bonds, 1988
                    Series A, 7.750%, 3/01/12 (Pre-refunded to 3/01/98)      Aaa      3/98 at 102   $   7,750,904
      14,375,000   Massachusetts Bay Transportation Authority, General
                    Transportation System Bonds, 1990 Series B,
                    7.875%, 3/01/21 (Pre-refunded to 3/01/01)                Aaa      3/01 at 102      16,188,406
       4,000,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Baystate Medical
                    Center Issue, Series C, 7.500%, 7/01/20
                    (Pre-refunded to 7/01/99)                                 A+      7/99 at 102       4,315,520
      10,100,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, New England Medical
                    Center Hospitals Issue, Series F, 6.625%, 7/01/25        Aaa      7/02 at 102      10,754,480
       4,475,000   Massachusetts Housing Finance Agency,
                    Multi-Family Residential Development Bonds,
                    1989 Series A (Fannie Mae Collateralized),
                    7.650%, 2/01/28 (Alternative Minimum Tax)                Aaa      8/99 at 102       4,681,074
      12,940,000   Massachusetts Housing Finance Agency, Single
                    Family Housing Revenue Bonds, Series 7,
                    8.400%, 12/01/16 (Alternative Minimum Tax)                Aa      6/98 at 102      13,402,346
                   Massachusetts Municipal Wholesale Electric
                    Company, Power Supply System Revenue Bonds,
                    1987 Series A:
      12,210,000    8.750%, 7/01/18 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102      12,553,589
         505,000    8.750%, 7/01/18                                         BBB+     No Opt. Call         582,962
       8,000,000   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1990 Series A, 7.500%, 4/01/16
                    (Pre-refunded to 4/01/00)                                Aaa      4/00 at 102       8,770,160
      10,065,000   City of Boston, Massachusetts, Revenue Bonds,
                    Boston City Hospital (FHA Insured Mortgage),
                    Series A, 7.625%, 2/15/21 (Pre-refunded
                    to 8/15/00)                                              Aaa      8/00 at 102      11,132,997

-------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 0.4%
       4,430,000   Grand Rapids Housing Corporation, Multifamily
                    Revenue Refunding Bonds, Series 1992 (FHA
                    Insured Mortgage Loan-Section 8 Assisted
                    Elderly Project), 7.375%, 7/15/41                        AAA      1/04 at 104       4,852,135

-------------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 4.3%
      15,035,000   The Dakota County Housing and Redevelopment
                    Authority, Single Family Mortgage Revenue Bonds
                    (Fannie Mae Mortgage-Backed Securities Program),
                    Series 1994A, 6.900%, 10/01/27 (Alternative
                    Minimum Tax)                                             AAA      4/04 at 102      15,725,858



PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   MINNESOTA (CONTINUED)
  $   21,845,000   The Housing and Redevelopment Authority of the
                    City of Saint Paul, Minnesota, Sales Tax Revenue
                    Refunding Bonds (Civic Center Project),
                    Series 1996, 7.100%, 11/01/23                            Aaa     11/15 at 103  $   25,671,152
                   Housing and Redevelopment Authority of the City
                    of Saint Paul, Minnesota, Single Family Mortgage Revenue
                    Refunding Bonds (Middle Income Program, Phase II - FNMA
                    Mortgage-Backed Securities Program), Series 1995:
       2,685,000    6.400%, 3/01/21                                          Aaa      3/05 at 102       2,771,699
      10,000,000    6.800%, 3/01/28                                          Aaa3/05 at 102 19/32      10,630,900

-------------------------------------------------------------------------------------------------------------------
                   MISSOURI - 0.7%
       8,950,000   Missouri Housing Development Commission, Single
                    Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program),
                    1988 Series A, 8.300%, 5/01/19 (Alternative
                    Minimum Tax)                                             AAA      5/98 at 102       9,253,316

--------------------------------------------------------------------------------------------------------------------
                   NEBRASKA - 1.0%
      12,635,000   Nebraska Investment Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1988 Series 1,
                    8.125%, 8/15/38 (Alternative Minimum Tax)                Aaa      8/98 at 102      13,150,887

--------------------------------------------------------------------------------------------------------------------
                   NEVADA - 2.3%
      10,505,000   State of Nevada, General Obligation (Limited Tax),
                    Bonds (Nevada Municipal Bond Bank Project
                    No. 52), Series July 1, 1996A, 6.000%, 5/15/21            Aa      5/06 at 101      10,595,238
                   City of Las Vegas Downtown Redevelopment Agency,
                    Tax Increment Revenue Bonds (City of Las Vegas Downtown
                    Redevelopment Project), Series 1986A (Las Vegas, Nevada),
                    (1989 Remarketing):
       1,440,000    7.900%, 6/01/06 (Pre-refunded to 6/01/98)                 A-      6/98 at 102       1,526,126
       2,440,000    7.900%, 6/01/06                                           A-      6/98 at 102       2,568,905
       8,285,000    7.900%, 6/01/09 (Pre-refunded to 6/01/98)                 A-      6/98 at 102       8,780,526
       5,100,000   Washoe County, Nevada, Hospital Revenue Bonds
                    (Washoe Medical Center, Inc. Project), Series 1989A,
                    7.600%, 6/01/19 (Pre-refunded to 6/01/99)                N/R      6/99 at 102       5,495,097

-------------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 0.3%
       3,070,000   The Industrial Development Authority of the State
                    of New Hampshire, Pollution Control Revenue
                    Bonds (The United Illuminating Company Project-
                    1989 Series A), 8.000%, 12/01/14 (Alternative
                    Minimum Tax)                                            BBB-     12/99 at 103       3,258,652



PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 13.0%
   $   4,350,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1990A, 7.700%, 5/15/12 (Pre-refunded
                    to 5/15/00)                                              Aaa      5/00 at 102   $   4,805,010
       4,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1990B, 6.000%, 5/15/17                           Baa1      5/00 at 100       3,947,120
      25,205,000   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue Bonds,
                    1987 Series A Refunding, 8.000%, 2/15/25
                    (Pre-refunded to 8/15/97)                                Aaa      8/97 at 102      26,008,283
       4,000,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center FHA-
                    Insured Mortgage Revenue Bonds, 1989 Series A,
                    7.375%, 2/15/19                                           AA      2/00 at 102       4,226,320
      14,750,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1993 Series F
                    Refunding, 5.375%, 2/15/14                               Aaa      2/04 at 102      14,127,403
      15,000,000   New York State Urban Development Corporation,
                    Correctional Facilities Revenue Bonds, Series G,
                    7.250%, 1/01/14 (Pre-refunded to 1/01/00)                Aaa      1/00 at 102      16,278,000
       9,295,000   Municipal Assistance Corporation for the City of
                    New York, New York, Series 67 Bonds,
                    7.625%, 7/01/08                                           AA      7/99 at 102      10,062,023
                   The City of New York, General Obligation Bonds,
                    Fiscal 1987 Series D:
       4,150,000    8.500%, 8/01/08 (Pre-refunded to 8/01/97)                Aaa      8/97 at 102       4,281,182
         850,000    8.500%, 8/01/08                                         Baa1      8/97 at 102         874,446
                   The City of New York, General Obligation Bonds,
                    1992 Series C:
       7,560,000    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                Aaa  8/02 at 101 1/2       8,283,416
         440,000    6.625%, 8/01/14                                          Aaa  8/02 at 101 1/2         473,810
      12,500,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series A, Fixed Rate Tax-Exempt
                    Bonds, 7.000%, 8/01/05                                  Baa1     No Opt. Call      13,599,375
      16,295,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series F, 5.750%, 2/01/15                   Baa1  2/06 at 101 1/2      15,620,387
      11,530,000   New York City Municipal Water Finance Authority,
                    New York, Water and Sewer System Revenue
                    Bonds, Fiscal 1989 Series A, 7.625%, 6/15/16
                    (Pre-refunded to 6/15/97)                                Aaa  6/97 at 101 1/2      11,757,141
       8,350,000   New York City, New York, Municipal Water Finance
                    Authority, Water and Sewer System Revenue Bonds,
                    Fiscal 1987 Series B, 8.250%, 6/15/16
                    (Pre-refunded to 6/15/97)                                Aaa      6/97 at 102       8,562,257



PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   NEW YORK (CONTINUED)
   $   6,500,000   New York City Municipal Water Finance Authority
                    (New York), Water and Sewer System Revenue
                    Bonds, Fiscal 1990 Series A, 7.250%, 6/15/11
                    (Pre-refunded to 6/15/99)                                 A-  6/99 at 101 1/2   $   6,956,885
      16,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1996 Series B, 5.750%, 6/15/26                           Aaa      6/06 at 101      15,898,080

--------------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 2.2%
      17,960,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding
                    Series 1988 A, 8.000%, 1/01/21 (Pre-refunded
                    to 1/01/98)                                              Aaa      1/98 at 102      18,800,349
       9,250,000   North Carolina Municipal Power Agency Number 1,
                    Catawba Electric Revenue Refunding Bonds, Series
                    1988, 7.000%, 1/01/16                                     A-      1/98 at 102       9,548,128

-------------------------------------------------------------------------------------------------------------------
                   OHIO - 0.9%
       7,050,000   Ohio Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 1989 Series A,
                    7.650%, 3/01/29 (Alternative Minimum Tax)                AAA      9/99 at 102       7,414,626
       1,160,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1989A, 8.250%, 11/15/04 (Alternative
                    Minimum Tax)                                             N/R     11/99 at 102       1,199,452
         665,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1989C, 8.250%, 11/15/99 (Alternative
                    Minimum Tax)                                             N/R     No Opt. Call         692,006
         805,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1989E, 8.375%, 5/15/05 (Alternative
                    Minimum Tax) (Pre-refunded to 5/15/00)                   N/R      5/00 at 102         831,525
       1,505,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1989F, 8.375%, 11/15/04 (Alternative
                    Minimum Tax)                                             N/R     11/99 at 102       1,559,827

-------------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 1.2%
       9,850,000   Oklahoma Industries Authority, Health Facilities
                    Revenue Bonds (Sisters of Mercy Health System,
                    St. Louis, Inc.), Series 1989 A, 7.500%, 6/01/18
                    (Pre-refunded to 6/01/99)                                Aaa      6/99 at 102      10,624,506


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   OKLAHOMA (CONTINUED)
   $   4,475,000   The Comanche County Hospital Authority (Lawton,
                    Oklahoma), Hospital Revenue Bonds, Series 1989,
                    8.050%, 7/01/16 (Pre-refunded to 7/01/99)                AAA      7/99 at 102   $   4,880,122

-------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 0.5%
       5,390,000   Pennsylvania Higher Educational Facilities Authority
                    (Commonwealth of Pennsylvania), Revenue Bonds
                    (Thomas Jefferson University-Jefferson Park
                    Hospital), 1990 Series, 7.750%, 11/01/15
                    (Pre-refunded to 11/01/00)                                A+     11/00 at 102       6,004,083

-------------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 0.8%
      10,000,000   Rhode Island Housing and Mortgage Finance
                    Corporation, Series 3-B Bonds, 8.050%, 4/01/22
                    (Alternative Minimum Tax)                                AA+     10/00 at 102      10,412,100

-------------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 1.3%
      15,735,000   South Carolina State Housing Finance and
                    Development Authority, Homeownership Mortgage
                    Purchase Bonds, 1988 Series A, 8.600%, 7/01/19
                    (Alternative Minimum Tax)                                 Aa      7/98 at 102      16,137,973

-------------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 0.4%
                   South Dakota Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1989 (Sioux
                    Valley Hospital Issue):
       4,630,000    7.625%, 11/01/13 (Pre-refunded to 11/01/98)               Aa     11/98 at 102       4,943,914
         370,000    7.625%, 11/01/13                                         AA-     11/98 at 102         400,843

-------------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 0.8%
       2,265,000   Tennessee Housing Development Agency,
                    Homeownership Program Bonds, Issue G,
                    7.650%, 7/01/06                                           AA      7/03 at 100       2,396,529
       7,265,000   The Health, Educational and Housing Facility
                    Board of the City of Memphis, Tennessee,
                    Multifamily Mortgage Revenue Refunding Bonds
                    (Riverdale Plaza Apartments Project), Series 1993,
                    6.350%, 7/20/28                                          AAA      1/03 at 103       7,410,227

-------------------------------------------------------------------------------------------------------------------
                   TEXAS - 10.4%
       9,570,000   State of Texas, Veterans' Bonds, Series 1985, General
                    Obligation Bonds, 8.300%, 12/01/16 (Pre-refunded
                    to 12/01/99)                                             AAA     12/99 at 100      10,452,545
      11,800,000   City of Austin, Texas, Combined Utility Systems
                    Revenue Refunding Bonds, Series 1992,
                    5.750%, 11/15/16                                         Aaa     11/02 at 100      11,751,620


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   TEXAS (CONTINUED)
    $    780,000   Bexar County Housing Finance Corporation, Texas,
                    Single Family Mortgage Revenue Bonds, Series
                    1984, 10.875%, 3/01/10                                    A+      9/97 at 100    $    785,889
      25,000,000   Brazos River Authority (Texas), Collateralized Revenue
                    Refunding Bonds (Houston Lighting and Power
                    Company Project), Series 1989A, 7.625%, 5/01/19           A2      7/99 at 102      26,672,250
      20,000,000   Dallas-Fort Worth International Airport Facility
                    Improvement Corporation, American Airlines, Inc.
                    Revenue Bonds, Series 1990, 7.500%, 11/01/25
                    (Alternative Minimum Tax)                               Baa2     11/00 at 102      21,272,000
       6,380,000   Fort Worth Housing Finance Corporation, Home
                    Mortgage Revenue Refunding Bonds, Series 1991A,
                    8.500%, 10/01/11                                          Aa     10/01 at 103       6,929,892
       4,250,000   Harris County Health Facilities Development
                    Corporation, Hospital Revenue Bonds (Texas
                    Children's Hospital Project), Series 1989A,
                    7.000%, 10/01/19 (Pre-refunded to 10/01/99)              Aaa     10/99 at 102       4,568,623
         720,000   Hidalgo County Housing Finance Corporation,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Collateralized), Series 1994A,
                    6.750%, 10/01/15 (Alternative Minimum Tax)               Aaa      4/04 at 102         742,298
      25,200,000   Matagorda County Navigation District Number One
                    (Texas), Collateralized Revenue Refunding Bonds
                    (Houston Lighting & Power Company Project),
                    Series 1989C, 7.125%, 7/01/19                            Aaa      7/99 at 102      26,940,312
      13,740,000   McAllen Health Facilities Development Corporation
                     (Texas), Health Facilities Revenue Bonds (Sisters
                    of Mercy Health System, St. Louis, Inc.), Series
                    1989 A, 7.250%, 6/0115 (Pre-refunded to 6/01/99)         Aaa      6/99 at 102      14,755,523
       9,000,000   City of San Antonio, Texas, Electric and Gas Systems
                    Revenue Improvement Bonds, New Series 1988,
                    8.000%, 2/01/16 (Pre-refunded to 2/01/98)                Aaa      2/98 at 102       9,448,830

-------------------------------------------------------------------------------------------------------------------
                   UTAH - 1.1%
      13,500,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Bonds, Series 1987B, 7.200%, 7/01/19              A1      7/97 at 102      13,835,475

-------------------------------------------------------------------------------------------------------------------
                   VERMONT - 0.9%
      11,000,000   Vermont Housing Finance Agency, Single Family
                    Housing Bonds, Series 5, 7.000%, 11/01/27
                    (Alternative Minimum Tax)                                 A1     11/04 at 102      11,520,300

-------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.9%
      10,865,000   Fairfax County Water Authority (Virginia), Water
                    Revenue Bonds, Series 1989, 7.250%, 1/01/27
                    (Pre-refunded to 1/01/00)                                Aaa      1/00 at 102      11,782,005


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 6.2%
    $ 16,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1993A, 5.700%, 7/01/17                                   Aaa      7/03 at 102  $   15,614,720
                   Washington Public Power Supply System, Nuclear
                    Project No. 1, Refunding Revenue Bonds,
                    Series 1989A:
      40,290,000    7.500%, 7/01/15 (Pre-refunded to 7/01/99)                Aaa      7/99 at 102      43,528,911
       7,500,000    6.000%, 7/01/17                                          Aa1      7/99 at 100       7,408,575
       4,095,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Revenue Bonds, Series 1981A,
                    14.375%, 7/01/01                                         Aa1     No Opt. Call       4,954,621
       4,095,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1994A, 5.000%, 7/01/09                                   Aaa      7/04 at 102       3,914,778
       4,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds, Series
                    1993B, 5.700%, 7/01/18                                   Aa1      7/03 at 102       3,840,640

-------------------------------------------------------------------------------------------------------------------
  $1,197,550,000   Total Investments - (cost $1,194,088,331) - 97.9%                                1,252,069,087
  ==============
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
   $   2,000,000   Gulf Coast Waste Disposal Authority Pollution
                    Control Revenue Refunding (Amoco Oil Company
                    Project), Series 1992, Variable Rate Demand Bonds,
                    3.900%, 10/01/17+                                     VMIG-1                        2,000,000
       1,000,000   The University Athletic Association, Inc., Capital
                    Improvement Revenue Bonds, Series 1990,
                    Variable Rate Demand Bonds, 4.000%, 2/01/20+          VMIG-1                        1,000,000

-------------------------------------------------------------------------------------------------------------------
   $   3,000,000   Total Temporary Investments - 0.2%                                                   3,000,000
   =============
                   Other Assets Less Liabilities - 1.9%                                                24,243,241

-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                               $1,279,312,328
                                                                                                   ==============

                                                                       NUMBER OF           MARKET          MARKET
                  STANDARD & POOR'S                     MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               70   $  747,656,078             60%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               25      220,567,194              18
  PORTFOLIO OF                        A+                     A1                6       46,869,767               4
  INVESTMENTS                      A, A-              A, A2, A3               11       92,572,339               7
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               16      129,361,002              10
  TEMPORARY                    Non-rated              Non-rated                6       15,042,707               1
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------

  TOTAL                                                                      134   $1,252,069,087            100%


* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.



PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL ADVANTAGE FUND, INC. (NMA)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   ALASKA - 0.4%
     $ 3,700,000   Alaska Housing Finance Corporation, General
                    Housing Purpose Bonds, 1992 Series A,
                    6.600%, 12/01/23 (Pre-refunded to 12/01/02)               Aa     12/02 at 102     $ 4,048,022

-------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 11.3%
       4,000,000   California Health Facilities Financing Authority,
                    Insured Health Facility Revenue Bonds (Catholic
                    Healthcare West), 1989 Series A, 7.000%, 7/01/20
                    (Pre-refunded to 7/01/99)                                Aaa      7/99 at 102       4,288,440
       4,500,000   California Health Facilities Financing Authority,
                    Insured Health Facilities Revenue Bonds (ValleyCare
                    Hospital Corporation), 1989 Series A,
                    7.000%, 6/01/20                                            A      5/00 at 102       4,784,760
      24,260,000   State Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (The Regents of
                    the University of California), 1993 Series A (Various
                    University of California Projects), 5.500%, 6/01/21       A1      6/03 at 102      22,856,074
       7,535,000   County of Contra Costa, California, 1989 Home
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 7.750%, 5/01/22
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       9,172,958
      12,455,000   Department of Water and Power of The City of Los
                    Angeles, California, Electric Plant Refunding
                    Revenue Bonds, Second Issue of 1993,
                    4.750%, 11/15/19                                         Aa3     11/03 at 102      10,647,032
      10,000,000   Department of Water and Power of The City of Los
                    Angeles, Water Works Refunding Revenue Bonds,
                    Issue of 1992, 6.400%, 5/15/28                            Aa      5/01 at 102      10,392,000
       4,420,000   Northern California Power Agency, Hydroelectric
                    Project Number One Revenue Bonds, Refunding
                    Series E, 7.150%, 7/01/24                                 A-      7/98 at 102       4,606,524
      14,490,000   Palm Desert Financing Authority, Tax Allocation
                    Revenue Bonds (Project Area No. 2), 1992 Series A,
                     6.125%, 8/01/22                                         Aaa      8/02 at 102      14,751,110
       5,000,000   Community Redevelopment Agency of the City of
                    Palmdale, California, Residential Mortgage Revenue
                    Refunding Bonds, Series 1991-B, 7.375%, 2/01/12          AAA     No Opt. Call       5,890,850
       5,000,000   Community Redevelopment Agency of the City of
                    Palmdale, Restructured Single Family Mortgage
                    Revenue Bonds, Series 1986A (Escrowed to
                    Maturity), 8.000%, 3/01/16 (Alternative
                    Minimum Tax)                                             Aaa     No Opt. Call       6,320,350
       9,315,000   City of Perris, California, Single Family Mortgage
                    Revenue Bonds (GNMA Mortgage-Backed
                    Securities), 1989 Series A, 7.600%, 1/01/23
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call      11,487,817


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   COLORADO - 1.1%
     $ 9,390,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1990A,
                    8.500%, 11/15/23 (Alternative Minimum Tax)               Baa     11/00 at 102    $ 10,619,996

-------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 0.7%
       6,585,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1988F-1, 6.375%, 6/01/26
                    (Alternative Minimum Tax)                                AAA      6/04 at 103       6,693,455

-------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 2.3%
       5,000,000   Dade County (Florida) Educational Facilities
                    Authority, Revenue Bonds, Series 1990 (St. Thomas
                    University Issue), 7.650%, 1/01/14 (Pre-refunded
                    to 1/01/00)                                              AA-      1/00 at 102       5,467,750
       5,740,000   Dade County Health Facilities Authority, Hospital
                    Revenue Bonds (South Shore Hospital and Medical
                    Center-FHA Insured Mortgage), Series 1989A,
                    7.600%, 8/01/24                                           A+      2/00 at 102       6,149,032
      10,990,000   City of Tampa, Florida, Allegany Health System
                    Revenue Bonds, St. Mary's Hospital, Inc. Issue,
                    Series 1993, 5.125%, 12/01/23                            Aaa     12/03 at 102       9,846,710

-------------------------------------------------------------------------------------------------------------------
                   GEORGIA - 1.3%
      11,310,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series O, 8.125%, 1/01/17                   A      1/98 at 102      11,826,302

-------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 9.5%
      10,750,000   Illinois Development Finance Authority, Revenue
                    and Refunding Bonds, Series 1990A (Columbus-
                    Cuneo-Cabrini Medical Center), 8.500%, 2/01/15
                    (Pre-refunded to 2/01/00)                               Baa2      2/00 at 102      11,970,878
      11,625,000   Illinois Educational Facilities Authority, Adjustable
                    Demand Revenue Bonds, The University of Chicago,
                    Series 1985, Conversion To AFixed Interest Rate,
                    5.70%, 12/01/25                                          Aa1     12/03 at 102      11,266,020
       4,210,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1987 (West Suburban
                    Hospital Medical Center), Oak Park, Illinois,
                    8.000%, 8/01/02                                            A      8/97 at 102       4,317,060
      10,000,000   Illinois Health Facilities Authority Revenue
                    Refunding Bonds, Series 1996A (Rush-Presbyterian-
                    St. Luke's Medical Center Obligated Group),
                    6.250%, 11/15/20                                         Aaa     11/06 at 102      10,319,200
      11,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1989B (ServantCor), 7.875%, 8/15/19
                    (Pre-refunded to 8/15/99)                                N/R      8/99 at 102      11,968,330


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   ILLINOIS (CONTINUED)
     $ 7,905,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1989B (Riverside Medical
                    Center), 6.750%, 11/01/15 (Pre-refunded
                    to 11/01/99)                                               A     11/99 at 100     $ 8,305,309
       5,000,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1989A (ServantCor),
                    7.875%, 8/15/19 (Pre-refunded to 8/15/99)                N/R      8/99 at 102       5,440,150
       6,890,000   Illinois Housing Development Authority, Residential
                    Mortgage Revenue Bonds, 1988 Series C,
                    8.100%, 2/01/22 (Alternative Minimum Tax)                 Aa      8/98 at 102       7,120,539
       3,000,000   City of Chicago, Cook County, Illinois, General
                    Obligation Bonds, Project and Refunding Series
                    1987B, 9.200%, 1/01/05 (Pre-refunded to 7/01/97)           A      7/97 at 102       3,086,430
      11,800,000   Metropolitan Pier and Exposition Authority (Illinois),
                    McCormick Place Expansion Project Bonds, Series
                    1922A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)         Aaa      6/03 at 102      12,959,940
       2,500,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1990A,
                    7.200%, 11/01/20                                         Aaa     No Opt. Call       2,980,475

-------------------------------------------------------------------------------------------------------------------
                   INDIANA - 2.1%
       9,000,000   Indiana Health Facility Financing Authority,
                    Hospital Revenue Refunding and Improvement
                    Bonds, Series 1995 (Community Hospitals Projects),
                    5.700%, 5/15/22                                          Aaa      5/06 at 102       8,725,770
       7,425,000   Fort Wayne International Airport Bldg. Corp.,
                    Airport Improvement Bonds, Series 1994, Fort
                    Wayne, Indiana, 5.900%, 1/01/14 (Alternative
                    Minimum Tax)                                              Aa      1/04 at 101       7,390,028
       3,215,000   Mooresville Consolidated School Bldg. Corp., First
                    Mortgage Bonds, Series 1994B (Morgan County,
                    Indiana), 6.400%, 7/15/15                               A(p)      1/04 at 102       3,393,400

-------------------------------------------------------------------------------------------------------------------
                   IOWA - 0.9%
       5,000,000   Iowa Finance Authority, Single Family Mortgage
                    Bonds, 1995 Series C, 6.450%, 1/01/24                    Aaa      1/05 at 102       5,155,350
       3,500,000   City of Marshalltown, Iowa, Pollution Control
                    Revenue Refunding Bonds (Iowa Electric Light and
                    Power Company Project), Series 1993,
                    5.500%, 11/01/23                                         Aaa     11/03 at 102       3,329,235

-------------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 1.4%
      10,000,000   Louisiana Public Facilities Authority, Extended Care
                    Facilities Revenue Bonds (Comm-Care Corporation
                    Project), Series 1994, 11.000%, 2/01/14                  BBB     No Opt. Call      13,476,800


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 7.5%
                   Massachusetts Bay Transportation Authority, General
                    Transportation System Bonds, 1990 Series A:
     $ 5,000,000    7.000%, 3/01/10 (Pre-refunded to 3/01/00)                Aaa      3/00 at 100     $ 5,317,300
       3,500,000    7.625%, 3/01/15 (Pre-refunded to 3/01/00)                Aaa      3/00 at 102       3,841,180
       7,710,000   Massachusetts Health and Educational, Facilities
                    Authority, Revenue Bonds, Emerson Hospital Issue,
                    Series C, 8.000%, 7/01/18 (Pre-refunded to 7/01/00)      AAA      7/00 at 102       8,584,700
      13,915,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Capital Asset Program
                    Issue, Series F, 7.300%, 10/01/18 (Pre-refunded
                    to 4/01/00)                                              Aaa      4/00 at 102      15,167,489
       2,480,000   Massachusetts Housing Finance Agency, Residential
                    Housing Revenue Bonds, 1988 Series B,
                    8.100%, 8/01/23 (Alternative Minimum Tax)               BBB+      8/99 at 102       2,589,070
      10,300,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds (SEMASS Project), Series
                    1991A, 9.000%, 7/01/15                                   N/R      7/01 at 103      11,546,197
                   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1990 Series A:
       8,770,000    7.625%, 4/01/14 (Pre-refunded to 4/01/00)                Aaa      4/00 at 102       9,643,931
      11,535,000    7.500%, 4/01/16 (Pre-refunded to 4/01/00)                Aaa      4/00 at 102      12,645,474
       1,000,000   City of Boston, Massachusetts, General Obligation
                    Bonds, 1990 Series A, 7.375%, 2/01/10
                    (Pre-refunded to 2/01/00)                                 A1      2/00 at 102       1,088,120

-------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 0.9%
                   The Economic Development Corporation of the City
                    of Lapeer, Limited Obligation Revenue Bonds
                    (Lapeer Health Services Corporation Project),
                    Series 1990:
       2,915,000    8.250%, 2/01/04 (Pre-refunded to 2/01/00)                BBB      2/00 at 102       3,227,867
       3,000,000    8.500%, 2/01/12 (Pre-refunded to 2/01/00)                BBB      2/00 at 102       3,340,710
       2,000,000    8.625%, 2/01/20 (Pre-refunded to 2/01/00)                BBB      2/00 at 102       2,233,400

-------------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 2.4%
       8,200,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1990 Series A, 7.950%, 7/01/22
                    (Alternative Minimum Tax)                                AA+      7/00 at 102       8,632,304
                   Minneapolis/Saint Paul Housing Finance Board,
                    Single Family Mortgage Revenue Bonds
                    (Minneapolis/Saint Paul Family Housing Program,
                    Phase VIII), Series 1990A:
         810,000    7.750%, 8/01/10 (Alternative Minimum Tax)                AAA      2/00 at 102         849,755
       4,410,000    8.000%, 2/01/23 (Alternative Minimum Tax)                AAA      2/00 at 102       4,631,603


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   MINNESOTA (CONTINUED)
     $ 3,400,000   Minneapolis Community Development Agency,
                    Limited Tax Supported Development Revenue
                    Bonds, Common Bond Fund Series 1988-1,
                    8.750%, 12/01/17 (Alternative Minimum Tax)                A-     12/98 at 102     $ 3,635,722
       2,130,000   Minneapolis Community Development Agency,
                    Limited Tax Supported Development Revenue
                    Bonds, Common Bond Fund Series 1988-3,
                    8.500%, 12/01/08 (Alternative Minimum Tax)              BBB+     12/98 at 102       2,267,236
       2,520,000   Minneapolis Community Development Agency,
                    Limited Tax Supported Development Revenue
                    Bonds, Common Bond Fund Series 1989-1,
                    8.250%, 6/01/19 (Alternative Minimum Tax)                 A-     12/99 at 102       2,675,686

-------------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 1.6%
       5,390,000   Coahoma-Clarksdale Housing Development
                    Corporation, 1990 Multifamily Mortgage Revenue
                    Refunding Bonds (Gooden Estates and McLaurin
                    Arms Projects), Series A and B, 8.000%, 8/01/24          AAA      8/03 at 100       5,827,884
       2,705,000   Greenwood-Leflore Housing Development
                    Corporation, 1990 Multifamily Mortgage Revenue
                    Refunding Bonds (Jones Apartment Projects),
                    Series C, 7.950%, 8/01/22                                AA-      6/02 at 100       2,815,472
       1,620,000   Greenwood-Leflore Housing Development
                    Corporation, 1990 Multifamily Mortgage Revenue
                    Refunding Bonds (Ivory Apartment Project),
                    Series D, 7.950%, 2/01/22                                AA-      2/01 at 100       1,684,865
       1,705,000   Greenwood-Leflore Housing Development
                    Corporation, 1990 Multifamily Mortgage Revenue
                    Refunding Bonds (McNeace Apartment Projects),
                    Series A, 7.950%, 8/01/22                                AA-      3/02 at 100       1,771,648
       2,660,000   Greenwood-Leflore Housing Development
                    Corporation, 1990 Multifamily Mortgage Revenue
                    Refunding Bonds (Bishop Apartment Project),
                    Series B, 7.950%, 8/01/22                                AA-      8/01 at 100       2,778,875

-------------------------------------------------------------------------------------------------------------------
                   MISSOURI - 0.3%
       2,500,000   Health and Educational Facilities Authority of the
                    State of Missouri, Health Facilities Revenue Bonds
                    (SSM Health Care Projects), Series 1988A,
                    7.750%, 6/01/16 (Pre-refunded to 6/01/98)                Aaa      6/98 at 102       2,647,675

-------------------------------------------------------------------------------------------------------------------
                   MONTANA - 1.7%
      15,800,000   Montana Board of Housing, Single Family Program
                    Bonds, 1995 Series B (Federally Insured or
                    Guaranteed Mortgage Loan), 6.400%, 12/01/27
                    (Alternative Minimum Tax)                                AA+     12/05 at 102      16,053,748


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 1.7%
     $ 3,120,000   Business Finance Authority of the State of New
                    Hampshire, Water Facility Revenue Bonds
                    (Pennichuck Water Works, Inc. - 1994 Issue),
                    Series A, 6.350%, 12/01/19                               Aaa     12/04 at 102     $ 3,253,754
       1,980,000   Business Finance Authority of the State of New
                    Hampshire, Water Facility Revenue Bonds
                    (Pennichuck Water Works, Inc.), Series B,
                    6.450%, 12/01/16 (Alternative Minimum Tax)               Aaa     12/04 at 102       2,085,494
       4,400,000   New Hampshire Housing Finance Authority, Single
                    Family Residential Mortgage Bonds, 1990 Series A,
                    7.950%, 7/01/22 (Alternative Minimum Tax)                 Aa      7/00 at 102       4,617,140
       6,035,000   New Hampshire Housing Finance Authority, Single
                    Family Residential Mortgage Bonds, 1989 Series A,
                    7.900%, 7/01/22 (Alternative Minimum Tax)                 Aa      7/99 at 102       6,392,694

-------------------------------------------------------------------------------------------------------------------
                   NEW JERSEY - 1.0%
       8,750,000   New Jersey Turnpike Authority, Turnpike Revenue
                    Bonds, Series 1991 C, 6.500%. 1/01/16                    Aaa     No Opt. Call       9,691,675

-------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 15.3%
       4,605,000   Dormitory Authority of the State of New York,
                    United Health Services, Inc., FHA-Insured
                    Mortgage Revenue Bonds, Series 1989,
                    7.350%, 8/01/29                                          AAA      2/00 at 102       4,890,740
      26,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Revenue Bonds,
                    Series 1990A, 7.625%, 7/01/20 (Pre-refunded
                    to 7/01/00)                                              Aaa      7/00 at 102      28,746,900
                   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1990A:
      19,965,000    7.700%, 5/15/12 (Pre-refunded to 5/15/00)                Aaa      5/00 at 102      22,053,339
       7,250,000    6.500%, 5/15/19 (Pre-refunded to 5/15/00)                AAA      5/00 at 100       7,637,730
                   New York State Housing Finance Agency, Health
                    Facilities Revenue Bonds (New York City), 1990
                    Series A Refunding:
      18,815,000    8.000%, 11/01/08 (Pre-refunded to 11/01/00)              Aaa     11/00 at 102      21,154,457
       3,885,000    8.000%, 11/01/08                                        BBB+     11/00 at 102       4,312,000
       8,500,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1988 Series C,
                    7.600%, 2/15/08 (Pre-refunded to 8/15/98)                AAA      8/98 at 102       9,036,860
      20,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue Bonds,
                    1987 Series A Refunding, 8.000%, 2/15/25
                    (Pre-refunded to 8/15/97)                                Aaa      8/97 at 102      20,637,400


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   NEW YORK (CONTINUED)
     $ 5,000,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center
                    FHA-Insured Mortgage Revenue Bonds, 1989
                    Series B, 7.450%, 2/15/29 (Pre-refunded
                    to 2/15/00)                                              Aaa      2/00 at 102     $ 5,461,750
       8,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series B, 9.500%, 6/01/03                   Baa1     No Opt. Call       9,630,960
      10,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series G, 6.000%, 10/15/26                  Baa1     10/07 at 101       9,710,700

-------------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 1.4%
      13,500,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding Series
                    1993 B, 5.500%, 1/01/17                                  Aaa      1/03 at 100      13,019,670

-------------------------------------------------------------------------------------------------------------------
                   NORTH DAKOTA - 0.2%
       2,165,000   State of North Dakota (North Dakota Housing
                    Finance Agency), Single Family Mortgage Program
                    Bonds, 1986 Series A, 8.375%, 7/01/19
                    (Alternative Minimum Tax)                                 Aa      7/98 at 103       2,261,949

-------------------------------------------------------------------------------------------------------------------
                   OHIO - 1.8%
      15,080,000   Ohio Air Quality Development Authority, State of
                    Ohio, Collateralized Pollution Control Revenue
                    Refunding Bonds, Series 1992 (The Cleveland
                    Electric Illuminating Company Project),
                    8.000%, 12/01/13                                         Aaa      6/02 at 103      17,165,564

-------------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 1.7%
       1,460,000   Cleveland County Home Loan Authority (Oklahoma),
                    Single Family Mortgage Revenue Refunding Bonds,
                    Series 1992, 8.375%, 2/01/12                              A1      8/01 at 102       1,573,895
      13,570,000   Trustees of the Tulsa Municipal Airport Trust,
                    Revenue Bonds, Series 1991, 7.600%, 12/01/30
                    (Alternative Minimum Tax)                               Baa2      6/01 at 102      14,593,449

-------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 1.7%
       3,500,000   Pennsylvania Housing Finance Agency, Rental
                    Housing Refunding Bonds, Issue 1993,
                    5.800%, 7/01/18                                          Aaa      7/03 at 102       3,499,685
       8,500,000   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1993,
                    5.000%, 6/15/16                                          Aaa      6/03 at 100       7,706,185
       4,720,000   Venango Housing Corporation, Multifamily Mortgage
                    Revenue Refunding Bonds (FHA-Insured
                    Mortgage/Evergreen Arbors Project), 1990 Series
                    A, 8.000%, 2/01/24                                       AAA     12/03 at 100       5,040,630


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 3.6%
    $ 12,250,000   Rhode Island Health and Educational Building
                    Corporation Hospital Financing Revenue Bonds,
                    Lifespan Obligated Group Issue, Series 1996,
                    5.500%, 5/15/16                                          Aaa      5/07 at 102    $ 11,815,615
       6,745,000   Rhode Island Housing and Mortgage Finance
                    Corporation, Homeownership Opportunity Bonds,
                    Series 2, 7.750%, 4/01/22                                AA+      4/00 at 102       7,101,945
       4,140,000   Rhode Island Housing and Mortgage Finance
                    Corporation, Series 3-B Bonds, 8.050%, 4/01/22
                    (Alternative Minimum Tax)                                AA+     10/00 at 102       4,310,609
       6,000,000   Rhode Island Convention Center Authority,
                    Refunding Revenue Bonds, 1993 Series C,
                    5.000%, 5/15/23                                          Aaa      5/04 at 102       5,318,580
                   The Housing Authority of the City of Providence,
                    Rhode Island, Multifamily Mortgage Revenue Bonds
                    (FHA-Insured Mortgage Loan - Cathedral Square Apartments II
                    Project), 1992 Series:
         435,000    7.375%, 4/01/10 (Alternative Minimum Tax)                AAA      4/02 at 105         468,743
       1,060,000    7.400%, 4/01/20 (Alternative Minimum Tax)                AAA      4/02 at 105       1,136,076
       3,050,000    7.500%, 10/01/32 (Alternative Minimum Tax)               AAA      4/02 at 105       3,267,892

-------------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 1.6%
       5,000,000   South Carolina Public Service Authority, Revenue
                    Bonds, 1993 Refunding Series C, 5.000%, 1/01/25          Aaa      1/03 at 102       4,423,550
       3,500,000   Charleston County, South Carolina, Resource
                    Recovery Revenue Bonds (Foster Wheeler
                    Charleston Resource Recovery, Inc. Project),
                    Series 1987 A, 9.000%, 1/01/05 (Alternative
                    Minimum Tax)                                               A      1/98 at 103       3,685,185
       7,250,000   Piedmont Municipal Power Agency (South Carolina),
                    Electric Revenue Bonds, 1988 Refunding Series A,
                    7.000%, 1/01/19                                          Aaa      1/98 at 100       7,372,670

-------------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 0.4%
       3,500,000   Tennessee Housing Development Agency, Mortgage
                    Finance Program Bonds, 1994 Series A,
                    6.900%, 7/01/25 (Alternative Minimum Tax)                 A1      7/04 at 102       3,654,070

-------------------------------------------------------------------------------------------------------------------
                   TEXAS - 7.0%
       8,000,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1990A,
                    8.125%, 2/01/20 (Alternative Minimum Tax)               Baa1      2/00 at 102       8,698,160


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   TEXAS (CONTINUED)
     $ 5,450,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1987A,
                    9.875%, 10/01/17 (Alternative Minimum Tax)              Baa1     10/97 at 102     $ 5,669,690
       5,870,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1989A,
                    8.250%, 1/01/19 (Alternative Minimum Tax)               Baa1      1/99 at 102       6,259,651
       4,925,000   The Cameron County Housing Finance Corporation,
                    Single Family Mortgage Revenue Refunding Bonds
                    (GNMA and FNMA Mortgage-Backed Securities
                    Program), Series 1992, 6.750%, 3/01/26                   AAA      9/02 at 103       5,134,510
       3,000,000   El Paso Housing Finance Corporation, Multifamily
                    Housing Revenue Refunding Bonds (Las Flores
                    Development Company Project), Series 1990A,
                    7.500%, 3/20/25                                          AAA      1/00 at 103       3,159,270
       6,000,000   Harris County, Texas, Health Facilities Development
                    Corporation, Special Facilities Revenue Bonds
                    (Texas Medical Center Project), Series 1990,
                    7.375%, 5/15/20 (Pre-refunded to 5/15/00)                Aaa      5/00 at 102       6,560,280
      10,000,000   Harris County Health Facilities Development
                    Corporation, Special Facilities Revenue Bonds
                    (Texas Medical Center Project), Series 1996,
                    5.900%, 5/15/16                                          Aaa      5/06 at 102      10,068,200
                   City of Houston, Texas Water Conveyance System
                    Contract, Certificates of Participation, Series
                    1993 A-J:
       5,490,000    6.800%, 12/15/10                                         Aaa     No Opt. Call       6,219,072
       2,000,000    6.800%, 12/15/11                                         Aaa     No Opt. Call       2,267,640
       7,500,000   Sabine River Authority of Texas (Texas Utilities
                    Electric Company Project), Series 1990A,
                    8.125%, 2/01/20 (Alternative Minimum Tax)               Baa1      2/00 at 102       8,154,525
                   The Wood Glen Housing Finance Corporation,
                    Mortgage Revenue Refunding Bonds, Series 1990C
                    (FHA-Insured Mortgage Loan - Section 8 Assisted
                    Copperwood IIProject):
       1,775,000    7.625%, 1/01/10                                          Aaa      1/00 at 103       1,884,074
       1,250,000    7.650%, 7/01/23                                          Aaa      1/00 at 103       1,320,263

-------------------------------------------------------------------------------------------------------------------
                   UTAH - 1.1%
         640,000   Utah Housing Finance Agency, Single Family
                    Mortgage Senior Bonds, 1989 Issue B (Federally
                    Insured or Guaranteed Mortgage Loans),
                    8.250%, 7/01/21 (Alternative Minimum Tax)                 AA      7/99 at 102         656,166


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   UTAH (CONTINUED)
     $ 6,465,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Bonds, Series 1987B, 7.200%, 7/01/19              A1      7/97 at 102     $ 6,625,655
       4,000,000   Intermountain Power Agency, Power Supply Revenue
                    Refunding Bonds, 1996 Series D, 5.000%, 7/01/23           A1      7/06 at 102       3,530,000

-------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.8%
       8,130,000   Capital Region Airport Commission, Richmond
                    (Virginia), International Airport Projects, Airport
                    Revenue Bonds, Series 1995A, 5.625%, 7/01/20             Aaa      7/05 at 102       7,873,742

-------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 8.4%
       7,195,000   State of Washington, Various Purpose General
                    Obligation Bonds, Series 1991A, 6.000%, 3/01/16           Aa      3/01 at 100       7,271,483
       3,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1993A, 5.750%, 7/01/13                                   Aa1      7/03 at 102       2,945,580
      11,135,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)         Aaa      1/00 at 102      12,069,004
       9,115,000   Washington Public Power Supply System, Nuclear
                    Project No. 1, Refunding Revenue Bonds, Series
                    1989 A, 7.500%, 7/01/15 (Pre-refunded to 7/01/99)        Aaa      7/99 at 102       9,847,755
      21,700,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1990A, 7.375%, 7/01/12 (Pre-refunded to 7/01/00)         Aaa      7/00 at 102      23,800,560
      11,340,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1994A, 5.000%, 7/01/09                                   Aaa      7/04 at 102      10,840,927
       6,615,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1989A, 7.250%, 7/01/16 (Pre-refunded to 7/01/99)         Aaa      7/99 at 102       7,112,977
       5,250,000   Everett School District No. 2, Snohomish County,
                    Washington, Unlimited Tax General Obligation
                    Bonds, Series 1993, 6.200%, 12/01/12                     Aaa     12/03 at 102       5,503,995

-------------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 0.2%
       1,405,000   West Virginia Housing Development Fund, Housing
                    Finance Bonds, 1990 Series A, 7.950%, 5/01/17
                    (Alternative Minimum Tax)                                Aaa     11/00 at 102       1,423,448

-------------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 4.3%
      11,835,000   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1990 (Franciscan
                    Health System, Inc. Project), 8.500%, 3/01/20
                    (Pre-refunded to 3/01/00)                                Aaa      3/00 at 102      13,240,880


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   WISCONSIN (CONTINUED)
                   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1996 (Aurora
                    Medical Group, Inc. Project):
    $ 10,000,000    5.600%, 11/15/16                                         Aaa      5/06 at 102     $ 9,604,100
      15,000,000    5.750%, 11/15/25                                         Aaa      5/06 at 102      14,680,650
       3,000,000   Housing Authority of the City of Milwaukee,
                    Wisconsin, Multifamily Housing Refunding
                    Revenue Bonds, Series 1990 (FHA-Insured
                    Mortgage Loan - The Blatz Apartments Project),
                    7.500%, 12/01/28                                          Aa      6/00 at 102       3,125,280

-------------------------------------------------------------------------------------------------------------------
                   WYOMING - 0.3%
       3,000,000   Uinta County School District Number 1, State of
                    Wyoming, General Obligation Refunding Bonds,
                    Series 1987B, 8.625%, 6/01/08 (Pre-refunded
                    to 6/01/97)                                              N/R      6/97 at 103       3,101,850

-------------------------------------------------------------------------------------------------------------------
    $874,300,000   Total Investments - (cost $867,818,609) - 97.9%                                    921,930,949
    ============
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.2%
     $ 1,000,000   Jackson County, Mississippi, Port Facility Refunding
                    Revenue Bonds (Chevron U. S. A. Inc. Project),
                    Series 1993, Variable Rate Demand Bonds,
                    4.000%, 6/01/23+                                         P-1                        1,000,000
         800,000   Joliet Regional Port District Marine Terminal
                    Revenue Refunding Bonds (Exxon Project), 1989
                    Variable Rate Demand Bonds, 3.900%, 10/01/24+           A-1+                          800,000
         300,000   The University Athletic Association, Inc., Capital
                    Improvement Revenue Bonds, Series 1990,
                    Variable Rate Demand Bonds, 4.000%, 2/01/20+          VMIG-1                          300,000

-------------------------------------------------------------------------------------------------------------------
     $ 2,100,000   Total Temporary Investments - 0.2%                                                   2,100,000
     ===========
                   Other Assets Less Liabilities - 1.9%                                                17,317,151

-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $941,348,100
                                                                                                     ============
-------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF       MARKET           MARKET
                       STANDARD & POOR'S               MOODY'S           SECURITIES        VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               66     $548,574,957             60%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               22      128,751,149              14
  PORTFOLIO OF                        A+                     A1                7       45,476,846              5
  INVESTMENTS                      A, A-              A, A2, A3               10       50,316,378              5
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               16      116,755,092              13
  TEMPORARY                    Non-rated              Non-rated                4       32,056,527              3
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------

  TOTAL                                                                      125     $921,930,949            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(p) Rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NMO)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   ALABAMA - 0.3%
     $ 3,000,000   Jefferson County, Alabama, Sewer Revenue Warrants,
                    Series 1997-D, 5.750%, 2/01/27                           Aaa      2/07 at 101     $ 2,950,170

-------------------------------------------------------------------------------------------------------------------
                   ALASKA - 1.5%
       3,605,000   Alaska Housing Finance Corporation, Insured
                    Mortgage Program Bonds, 1990 First Series,
                    7.800%, 12/01/30                                         Aa1     12/00 at 102       3,628,829
      12,000,000   Alaska State Housing Finance Corporation,
                    Governmental Purpose Bonds, 1995 Series A,
                    5.875%, 12/01/30                                         Aaa     12/05 at 102      11,699,040

-------------------------------------------------------------------------------------------------------------------
                   ARIZONA - 0.3%
       2,645,000   The Industrial Development Authority of the County
                    of Pima, Single Family Mortgage Revenue Bonds,
                    Series 1997A, 6.250%, 11/01/29                           AAA     11/07 at 102       2,823,617

-------------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 0.2%
       1,995,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Refunding Bonds, 1991
                    Series A (FHA Insured or VA Guaranteed
                    Mortgage Loans), 8.000%, 8/15/11                          AA      8/01 at 103       2,140,575

-------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 10.5%
       6,500,000   California Health Facilities Financing Authority,
                    Insured Revenue Bonds (Episcopal Homes
                    Foundation Project), Series 1985B, 7.850%, 7/01/15        A+      7/97 at 101       6,604,130
       4,000,000   California Health Facilities Financing Authority,
                    Insured Health Facilities Revenue Bonds (ValleyCare
                    Hospital Corporation), 1989 Series A,
                    7.000%, 5/01/20                                            A      5/00 at 102       4,253,120
       7,300,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (Children's
                    Hospital-San Diego), Series 1990, 6.500%, 7/01/20
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102       7,840,638
       6,810,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1993 Series C,
                    5.600%, 5/01/33                                           AA      5/03 at 102       6,405,282
      13,980,000   Certificates of Participation (1991 Financing Project),
                    County of Alameda, California, Alameda County
                    Public Facilities Corporation, 6.000%, 9/01/21           Aaa      9/06 at 102      14,164,536
       8,745,000   Bell Community Redevelopment Agency, Bell
                    Redevelopment Area 1994 Tax Allocation
                    Refunding Bonds, 6.350%, 11/01/23                        Aaa     11/03 at 102       9,138,787
       5,000,000   The Community Redevelopment Agency of the City
                    of Los Angeles, California, Central Business District
                    Redevelopment Project Tax Allocation Refunding
                    Bonds, Series G, 6.750%, 7/01/10                         BBB      7/97 at 102       5,081,200


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA (CONTINUED)
    $ 12,080,000   Department of Water and Power of The City of Los
                    Angeles, California, Electric Plant Revenue Bonds,
                    Issue of 1994, 5.375%, 2/15/34                           Aa3      2/04 at 102    $ 11,038,100
                   Department of Water and Power of The City of Los
                    Angeles (California), Electric Plant Revenue Bonds,
                    Second Issue of 1993:
       6,000,000    4.750%, 10/15/20                                         Aa3     10/03 at 102       5,112,420
       6,815,000    5.400%, 11/15/31                                         Aa3     11/03 at 102       6,263,326
       6,000,000   Department of Water and Power of The City of Los
                    Angeles, Water Works Refunding Revenue Bonds,
                    Issue of 1992, 6.400%, 5/15/28                            Aa      5/01 at 102       6,235,200
                   County of Orange, California, 1996 Recovery
                    Certificates of Participation, Series A:
      13,000,000    5.875%, 7/01/19                                          Aaa      7/06 at 102      13,009,360
       3,450,000    6.000%, 7/01/26                                          Aaa      7/06 at 102       3,490,262
       5,870,000   Sacramento Municipal Utility District (California),
                    Electric Revenue Refunding Bonds, 1993 Series G,
                    4.750%, 9/01/21                                          Aaa      9/03 at 100       4,993,257

-------------------------------------------------------------------------------------------------------------------
                   COLORADO - 4.1%
       3,630,000   Colorado Housing and Finance Authority, Single-
                    Family Program Senior Bonds, 1990 Issue C
                    (Federally Insured or Guaranteed Mortgage Loans),
                    7.650%, 8/01/22 (Alternative Minimum Tax)                 AA      8/00 at 102       3,791,608
                   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992C:
       1,200,000    5.950%, 11/15/98 (Alternative Minimum Tax)               Baa     No Opt. Call       1,225,572
       7,625,000    6.750%, 11/15/22 (Alternative Minimum Tax)               Baa     11/02 at 102       7,923,138
      12,250,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1991A, 8.000%, 11/15/25
                    (Alternative Minimum Tax)                                Baa     11/01 at 100      13,582,188
                   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1991D:
       5,000,000    7.750%, 11/15/21 (Alternative Minimum Tax)               Baa     11/01 at 102       5,502,450
       5,000,000    7.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/01 at 100       5,223,250
       3,500,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992B, 7.250%, 11/15/23
                    (Alternative Minimum Tax)                                Baa     11/02 at 102       3,765,160

-------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 0.2%
       2,105,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1990A, 8.100%, 12/01/23
                    (Alternative Minimum Tax)                                AAA     12/00 at 102       2,209,808

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 3.2%
                   Orange County Housing Finance Authority, GNMA
                    Collateralized Mortgage Revenue Refunding Bonds,
                    1990 Series A:
     $ 4,320,000    7.500%, 7/01/10                                          Aaa      7/00 at 103     $ 4,583,045
      11,035,000    7.600%, 1/01/24                                          Aaa      7/00 at 103      11,705,376
      10,615,000   Palm Beach County Health Facilities Authority,
                    Hospital Revenue Refunding Bonds, Series 1988
                    (JFK Medical Center, Inc. Projects),
                    8.875%, 12/01/18 (Pre-refunded to 12/01/98)              N/R     12/98 at 102      11,544,343
       3,795,000   Housing Finance Authority of Palm Beach County,
                    Florida, Single Family Mortgage Revenue Bonds,
                    1990 Series B, 7.600%, 3/01/23                           Aaa      9/00 at 103       4,019,285

-------------------------------------------------------------------------------------------------------------------
                   GEORGIA - 2.2%
      17,000,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series D, 7.900%, 1/01/08                   A      1/98 at 102      17,777,920
       4,000,000   Housing Authority of the City of Athens, Multifamily
                    Housing Revenue Bonds, Series 1985 (Oakwood
                    Forest Apartments Project), 8.125%, 12/01/05
                    (Mandatory put 12/01/97)                                Baa1     No Opt. Call       4,060,120

-------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 8.3%
      15,000,000   Illinois Development Finance Authority, Revenue
                    and Refunding Bonds, Series 1990A (Columbus-
                    Cuneo-Cabrini Medical Center), 8.500%, 2/01/15
                    (Pre-refunded to 2/01/00)                               Baa2      2/00 at 102      16,703,550
       3,000,000   Illinois Health Facilities Authority Hospital Revenue
                    Bonds, Series 1993-A (Hinsdale Hospital),
                    9.000%, 11/15/15                                        Baa1     11/00 at 102       3,389,670
       5,210,000   Illinois Housing Development Authority, Section 8
                    Elderly Housing Revenue Bonds (Garden House of
                    River Oaks West Development), Series 1992A,
                    6.875%, 1/01/20                                            A      1/03 at 102       5,402,197
       1,995,000   Illinois Housing Development Authority, Section 8
                    Elderly Housing Revenue Bonds (Village Center
                    Development), Series 1992C, 6.600%, 3/01/07                A      3/03 at 102       2,073,803
       6,500,000   City of Chicago, Illinois, Gas Supply Refunding
                    Revenue Bonds, 1995 Series A (The Peoples Gas
                    Light and Coke Company Project), 6.100%, 6/01/25         AA-      6/05 at 102       6,646,965
      21,725,000   City of Chicago, Chicago-O'Hare International
                    Airport, International Terminal Special Revenue
                    Bonds, Series 1990A, 7.500%, 1/01/17 (Alternative
                    Minimum Tax)                                               A      1/00 at 102      23,334,823


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   ILLINOIS (CONTINUED)
     $ 7,300,000   City of Chicago, Chicago-O'Hare International
                    Airport, Special Facility Revenue Bonds (American
                    Airlines, Inc. Project), Series 1990A,
                    7.875%, 11/01/25 (Alternative Minimum Tax)              Baa2     11/00 at 102     $ 7,861,662
       4,000,000   Community College District No. 508, Cook County,
                    Illinois, Certificates of Participation,
                    8.750%, 1/01/06                                          Aaa     No Opt. Call       4,940,960
       2,640,000   City of Peoria, Peoria County, Illinois, City of Pekin,
                    Tazewell and Peoria Counties, Illinois, and City of
                    Waukegan, Lake County, Illinois, Jointly, GNMA
                    Collateralized Mortgage Revenue Bonds, Series
                    1990, 7.875%, 8/01/22 (Alternative Minimum Tax)          AAA      8/00 at 103       2,764,555
       9,195,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1992A,
                    6.125%, 6/01/22                                          Aaa      6/02 at 100       9,258,170

-------------------------------------------------------------------------------------------------------------------
                   INDIANA - 5.8%
      13,500,000   Indiana Health Facility Financing Authority,
                    Hospital Revenue Bonds, Series 1990 (Bartholomew
                    County Hospital District), 7.750%, 8/15/20
                    (Pre-refunded to 8/15/00)                                Aaa      8/00 at 102      14,983,380
       3,710,000   Indiana Housing Finance Authority, Single Family
                    Mortgage Revenue Bonds (GNMA Collateralized
                    Home Mortgage Program), 1990 Series D,
                    7.800%, 1/01/22 (Alternative Minimum Tax)                Aaa      7/00 at 102       3,810,207
      10,000,000   Indiana State Office Building Commission, Capitol
                    Complex Revenue Bonds, Series 1990B (State Office
                    Building I Facility), 7.250%, 7/01/12
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102      10,931,600
                   The Indianapolis Local Public Improvement Bond
                    Bank, Series 1992 D Bonds:
       3,750,000    6.750%, 2/01/20                                           A+      2/03 at 102       4,032,000
       8,000,000    6.500%, 2/01/22                                           A+      2/98 at 100       8,083,520
       5,000,000   Columbus Multi-School Building Corporation,
                    Bartholomew County, Indiana, First Mortgage
                    Bonds, 7.600%, 1/15/14 (Pre-refunded to 1/15/01)         N/R      1/01 at 102       5,549,250
      10,080,000   The Trustees of Purdue University, Purdue University
                    Student Fee Bonds, Series M, 6.100%, 7/01/17             Aa2      7/06 at 102      10,328,371

-------------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 0.2%
       2,040,000   Kentucky Housing Corporation, Housing Revenue
                    Bonds (FHA Insured/VAGuaranteed), 1990
                    Series C Bonds, 8.100%, 1/01/22 (Alternative
                    Minimum Tax)                                             Aaa      7/00 at 102       2,141,816


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 0.6%
     $ 5,410,000   East Baton Rouge Mortgage Finance Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), Series 1990A,
                    7.875%, 8/01/23 (Alternative Minimum Tax)                Aaa      8/00 at 102     $ 5,691,320

-------------------------------------------------------------------------------------------------------------------
                   MAINE - 0.3%
       2,500,000   Maine State Housing Authority, Single-Family
                    Mortgage Acquisition Bonds, 1991 Series 1,
                    7.150%, 11/01/21                                         Aa1     11/01 at 102       2,617,225

--------------------------------------------------------------------------------------------------------------------
                   MARYLAND - 0.5%
       4,470,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1990 Fifth Series, 7.700%, 4/01/15
                    (Alternative Minimum Tax)                                 Aa      4/00 at 102       4,650,365

--------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 7.8%
                   Massachusetts Bay Transportation Authority, General
                    Transportation System Bonds, 1990 Series A:
       7,500,000    7.000%, 3/01/10 (Pre-refunded to 3/01/00)                Aaa      3/00 at 100       7,975,950
      10,800,000    7.625%, 3/01/15 (Pre-refunded to 3/01/00)                Aaa      3/00 at 102      11,852,784
                   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Daughters of Charity
                    National Health System-Carney Hospital Issue,
                    Series C:
       4,200,000    7.500%, 7/01/05 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102       4,617,942
      10,800,000    7.750%, 7/01/14 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102      11,953,332
       5,900,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, New England Medical
                    Center Hospitals Issue, Series F, 6.625%, 7/01/25        Aaa      7/02 at 102       6,282,320
                   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Goddard Memorial
                    Hospital Issue, Series B:
       3,090,000    9.000%, 7/01/15 (Pre-refunded to 7/01/00)               Baa3      7/00 at 102       3,501,495
       4,975,000    9.000%, 7/01/15                                          Baa      7/00 at 102       5,472,102
       3,385,000   Massachusetts Housing Finance Agency, Residential
                    Housing Revenue Bonds, 1989 Series A,
                    8.200%, 8/01/27 (Alternative Minimum Tax)               BBB+      8/99 at 102       3,477,952
                   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1990 Series A:
       8,450,000    7.625%, 4/01/14 (Pre-refunded to 4/01/00)                Aaa      4/00 at 102       9,292,043
       6,615,000    7.500%, 4/01/16 (Pre-refunded to 4/01/00)                Aaa      4/00 at 102       7,251,826
       5,195,000    7.000%, 4/01/18 (Pre-refunded to 4/01/00)                Aaa      4/00 at 102       5,624,938


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 2.4%
     $ 8,500,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue and Refunding Bonds (Bay Medical Center),
                    Series 1990A, 8.250%, 7/01/12                             A3      7/00 at 102     $ 9,455,485
       4,500,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (The Detroit Medical Center
                    Obligated Group), Series 1991A, 7.500%, 8/15/11            A      8/01 at 102       4,927,860
       8,500,000   Michigan Strategic Fund, Limited Obligation
                    Revenue Bonds (Waste Management, Inc. Project),
                    Series 1992, 6.625%, 12/01/12 (Alternative
                    Minimum Tax)                                              A1     12/02 at 102       9,078,765

-------------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 2.4%
       3,535,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1990 Series A, 7.950%, 7/01/22
                    (Alternative Minimum Tax)                                AA+      7/00 at 102       3,721,365
       2,585,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1990 Series C, 7.700%, 7/01/14           AA+      7/00 at 102       2,724,306
       2,965,000   The Dakota County Housing and Redevelopment
                    Authority, The Washington County Housing and
                    Redevelopment Authority, and The Stearns County
                    Housing and Redevelopment Authority, Single
                    Family Residential Mortgage Revenue Bonds
                    (GNMA), Series 1990, 7.850%, 12/01/30
                    (Alternative Minimum Tax)                                AAA     12/00 at 102       3,107,528
       8,845,000   City of Minneapolis, Minnesota and The Housing
                    and Redevelopment Authority of The City of Saint
                    Paul, Minnesota, Health Care System Revenue
                    Bonds (Health One Obligated Group), Series
                    1990C, 8.000%, 8/15/19 (Pre-refunded to 8/15/00)         Aaa      8/00 at 102       9,883,668
       3,825,000   The Housing and Redevelopment Authority of the
                    City of Saint Paul, Minnesota, Sales Tax Revenue
                    Refunding Bonds (Civic Center Project), Series
                    1996, 7.100%, 11/01/23                                   Aaa     11/15 at 103       4,494,949

-------------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 0.1%
       1,125,000   Mississippi Home Corporation, Single Family Senior
                    Revenue Refunding Bonds, Series 1990A,
                    9.250%, 3/01/12                                          Aaa      9/00 at 103       1,206,326

-------------------------------------------------------------------------------------------------------------------
                   NEVADA - 1.1%
                   Nevada Housing Division, Single Family Program
                    Senior Bonds, 1990 Issue B (Federally Insured or
                    Guaranteed Mortgage Loans):
       2,540,000    7.850%, 10/01/10 (Alternative Minimum Tax)                AA      4/00 at 102       2,659,101
       2,195,000    7.900%, 4/01/22 (Alternative Minimum Tax)                 AA      4/00 at 102       2,278,147


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   NEVADA (CONTINUED)
     $ 6,000,000   State of Nevada, General Obligation (Limited Tax)
                    Bonds, (Nevada Municipal Bond Bank Project No.
                    52), Series July 1, 1996A, 6.000%, 5/15/21                Aa      5/06 at 101     $ 6,051,540

-------------------------------------------------------------------------------------------------------------------
                   NEW JERSEY - 0.7%
       4,750,000   Pollution Control Financing Authority of Camden
                    County (Camden County, New Jersey), Solid Waste
                    Disposal and Resource Recovery System Revenue
                    Bonds, Series 1991 C, 7.125%, 12/01/01
                    (Alternative Minimum Tax)                                 Ba     No Opt. Call       4,844,668
       2,000,000   Pollution Control Financing Authority of Camden
                    County (Camden County, New Jersey), Solid Waste
                    Disposal and Resource Recovery System Revenue
                    Bonds, Series 1991 D, 7.250%, 12/01/10                    Ba     12/01 at 102       2,065,360

-------------------------------------------------------------------------------------------------------------------
                   NEW MEXICO - 1.1%
      10,105,000   New Mexico Mortgage Finance Authority, Single
                    Family Mortgage Program Senior Bonds, 1990
                    Series A (Federally Insured or Guaranteed Mortgage
                    Loans), 7.800%, 9/01/17                                   AA      9/00 at 102      10,539,010

-------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 22.9%
       6,080,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990C,
                    9.250%, 7/01/99                                         Baa1     No Opt. Call       6,635,043
      15,000,000   Dormitory Authority of the State of New York,
                    City University System Consolidated Second
                    General Resolution Revenue Bonds, Series 1990D,
                    8.750%, 7/01/03                                         Baa1     No Opt. Call      17,600,850
      10,000,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1989A, 7.125%, 5/15/17 (Pre-refunded
                    to 5/15/99)                                              AAA      5/99 at 102      10,718,400
       9,010,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1989B, 7.250%, 5/15/15 (Pre-refunded to
                    5/15/00)                                                 Aaa      5/00 at 102       9,838,560
       4,500,000   New York State Energy Research and Development
                    Authority, Gas Facilities Revenue Bonds, Series C
                    (The Brooklyn Union Gas Company Project),
                    5.600%, 6/01/25 (Alternative Minimum Tax)                Aaa      7/03 at 102       4,271,355
                   New York State Housing Finance Agency, Health
                    Facilities Revenue Bonds (New York City), 1990
                    Series A Refunding:
      16,580,000    8.000%, 11/01/08 (Pre-refunded to 11/01/00)              Aaa     11/00 at 102      18,641,557
       3,420,000    8.000%, 11/01/08                                        BBB+     11/00 at 102       3,795,892


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   NEW YORK (CONTINUED)
    $ 10,215,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home Insured
                    Mortgage Revenue Bonds, 1987 Series A,
                    8.000%, 2/15/27 (Pre-refunded to 8/15/97)                 Aa      8/97 at 102    $ 10,519,101
       9,860,000   New York State Medical Care Facilities Finance
                    Agency, Albany Medical Center Hospital Project
                    Revenue Bonds, 1987 Series A, 8.000%, 2/15/28            AAA      8/98 at 102      10,517,958
       7,200,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home, FHA-Insured
                    Mortgage Revenue Bonds, 1988 Series C,
                    7.700%, 2/15/22 (Pre-refunded to 8/15/98)                AAA      8/98 at 102       7,663,392
                   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue Bonds,
                    1987 Series A Refunding:
       3,620,000    7.250%, 2/15/12                                           Aa      8/97 at 102       3,720,238
      16,520,000    8.000%, 2/15/25 (Pre-refunded to 8/15/97)                Aaa      8/97 at 102      17,046,492
       5,000,000   New York State Medical Care Facilities Finance
                    Agency, Health Center Projects Revenue Bonds
                    (Secured Mortgage Program), 1995 Series A,
                    6.375%, 11/15/19                                          Aa     11/05 at 102       5,258,450
       5,000,000   New York State Medical Care Facilities Finance Agency,
                    Brookdale Hospital Medical Center Secured Hospital
                    Revenue Bonds, 1995 Series A, 6.850%, 2/15/17            Baa      2/05 at 102       5,257,000
       7,150,000   New York State Thruway Authority, General Revenue
                    Bonds, Series C, 6.000%, 1/01/25                         Aaa      1/05 at 102       7,240,805
      10,000,000   Municipal Assistance Corporation for the City of
                    New York (A Public Benefit Corporation of the
                    State of New York), Series 61 Bonds,
                    6.875%, 7/01/07 (Pre-refunded to 7/01/97)                 AA      7/97 at 102      10,251,100
       6,750,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series F, 6.625%, 2/15/25                   Baa1      2/05 at 101       6,989,963
      10,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series G, 5.750%, 2/01/20                   Baa1  2/06 at 101 1/2       9,483,200
      21,715,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series I, 5.875%, 3/15/18                   Baa1  3/06 at 101 1/2      21,028,806
      10,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series H, 6.125%, 8/01/25                   Baa1      8/07 at 101       9,906,000
       2,550,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1993 Series A, 5.750%, 6/15/18                           Aaa  6/02 at 101 1/2       2,532,864
                   New York City Municipal Water Finance Authority
                    Water & Sewer System Revenue Bonds, Fiscal
                    1991 Series A:
      12,875,000    7.500%, 6/15/19 (Pre-refunded to 6/15/00)                Aaa  6/00 at 101 1/2      14,118,854
       7,585,000    6.000%, 6/15/20 (Pre-refunded to 6/15/00)                 A2      6/00 at 100       7,875,809
       5,915,000    6.000%, 6/15/20                                           A2      6/00 at 100       5,925,351


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 1.6%
    $ 10,500,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding
                    Series 1991 A, 6.250%, 1/01/03                          Baa1      1/02 at 102    $ 10,883,355
       4,645,000   North Carolina Housing Finance Agency, Single
                    Family Revenue Bonds, Series-M (1985 Resolution),
                    7.850%, 9/01/28 (Alternative Minimum Tax)                 Aa      3/00 at 102       4,859,785

-------------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 1.8%
       2,995,000   Bryan County Economic Development Authority
                    (Oklahoma), Single Family Mortgage Revenue
                    Refunding Bonds, Series 1990 A, 8.600%, 7/01/10         Baa1      7/00 at 102       3,153,585
       8,500,000   Trustees of the Tulsa Municipal Airport Trust, 1988
                    Adjustable Rate Revenue Obligations,
                    7.375%, 12/01/20 (Alternative Minimum Tax)              Baa2     12/00 at 102       9,019,775
       5,000,000   Trustees of the Tulsa Municipal Airport Trust,
                    Revenue Bonds, Series 1991, 7.600%, 12/01/30
                    (Alternative Minimum Tax)                               Baa2      6/01 at 102       5,377,100

-------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 1.6%
       3,445,000   Allegheny County Residential Finance Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), 1990 Series M,
                    7.950%, 6/01/23 (Alternative Minimum Tax)                Aaa      6/00 at 102       3,618,938
       9,000,000   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1993,
                    10.000%, 6/15/05                                         Aaa     No Opt. Call      11,814,660

-------------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 1.8%
       5,000,000   Rhode Island Health and Educational Building
                    Corporation, Higher Education Facility Revenue
                    Bonds, Johnson &Wales University (Series 1990),
                    8.375%, 4/01/20 (Pre-refunded to 4/01/00)                AAA      4/00 at 102       5,595,700
      11,720,000   Rhode Island Housing and Mortgage Finance
                    Corporation, Homeownership Opportunity Bonds,
                    Series 2, 7.750%, 4/01/22                                AA+      4/00 at 102      12,340,222

-------------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 0.6%
       3,640,000   South Carolina Jobs-Economic Development
                    Authority, Economic Development Revenue Bonds
                    (Carolinas Hospital System Project), Series 1992,
                    7.550%, 9/01/22 (Pre-refunded to 9/01/02)                N/R      9/02 at 102       4,126,522
       2,450,000   Three Rivers Solid Waste Authority (South Carolina),
                    Solid Waste Disposal Facilities Revenue Bonds,
                    Series 1997, 5.300%, 1/01/27                             Aaa      1/07 at 102       2,298,688


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 0.3%
     $ 3,270,000   Tennessee Housing Development Agency,
                    Homeownership Program Bonds, Issue Q,
                    7.950%, 7/01/22 (Alternative Minimum Tax)                 AA      7/00 at 103     $ 3,403,612

-------------------------------------------------------------------------------------------------------------------
                   TEXAS - 7.1%
       4,831,035   General Services Commission (an Agency of the
                    State of Texas), as Lessee, Participation Interests
                    7.500%, 9/01/22                                            A      9/97 at 102       4,816,735
       6,000,000   Alliance Airport Authority, Inc., Special Facilities
                    Revenue Bonds, Series 1990 (American Airlines,
                    Inc. Project), 7.500%, 12/01/29 (Alternative
                    Minimum Tax)                                            Baa2     12/00 at 102       6,401,400
                   Arlington Independent School District (Tarrant
                    County, Texas), Unlimited Tax Refunding and
                    Improvement Bonds, Series 1995:
      12,650,000    0.000%, 2/15/12                                          Aaa  2/05 at 67 5/16       5,435,832
      12,640,000    0.000%, 2/15/13                                          Aaa 2/05 at 62 15/16       5,058,528
      20,500,000   Dallas-Fort Worth International Airport Facility
                    Improvement Corporation, American Airlines, Inc.
                    Revenue Bonds, Series 1990, 7.500%, 11/01/25
                    (Alternative Minimum Tax)                               Baa2     11/00 at 102      21,803,800
       3,805,000   El Paso Housing Finance Corporation, Single Family
                    Mortgage Revenue Refunding Bonds, Series 1991A,
                    8.750%, 10/01/11                                           A      4/01 at 103       4,227,165
                   County of Fort Bend, Texas, Municipal Utility
                    District No. 42:
       1,065,000    5.875%, 9/01/20 (WI)                                     AAA      9/06 at 100       1,067,939
       1,145,000    5.875%, 9/01/21 (WI)                                     AAA      9/06 at 100       1,148,160
       4,000,000   City of Houston, Texas, Water and Sewer System
                    Prior Lien Revenue Bonds, Series 1987,
                    8.125%, 12/01/17 (Pre-refunded to 12/01/97)              Aaa     12/97 at 102       4,177,040
      15,130,000   Lubbock Health Facilities, Development Corporation,
                    Hospital Revenue Bonds (Methodist Hospital,
                    Lubbock, Texas), Series 1990, 7.250%, 12/01/19
                    (Pre-refunded to 12/01/00)                               Aaa     12/00 at 102      16,663,426

-------------------------------------------------------------------------------------------------------------------
                   UTAH - 0.2%
       2,000,000   Tooele County, Hazardous Waste Disposal Revenue
                    Bonds (Laidlaw Inc/USPCI Clive PJ), Series 1995,
                    6.750%, 8/01/10 (Alternative Minimum Tax)               BBB+      8/05 at 102       2,088,160

-------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 1.1%
       4,000,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Revenue Bonds, 1992
                    Series B Subseries B-4, 6.550%, 1/01/27
                    (Alternative Minimum Tax)                                Aa1      1/02 at 102       4,070,720


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   VIRGINIA (CONTINUED)
     $ 2,000,000   Virginia Housing Development Authority, Multi-
                    Family Housing Bonds, 1992 Series D,
                    7.050%, 5/01/18                                          Aa1      5/02 at 102     $ 2,111,640
       4,760,000   Industrial Development Authority of the County of
                    Henrico, Virginia, Adjustable Rate Revenue Bonds
                    (St. Mary's Hospital Project), Series 1985C,
                    7.500%, 9/01/07 (Pre-refunded to 8/01/00)                 A2      8/00 at 102       5,149,035

-------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 5.4%
       1,080,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Revenue Bonds, 14.375%, 7/01/01            Aaa     No Opt. Call       1,324,581
       5,430,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1990A, 7.600%, 7/01/05 (Pre-refunded
                    to 7/01/00)                                              Aaa      7/00 at 102       5,991,245
       3,225,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1989B, 7.250%, 7/01/15 (Pre-refunded
                    to 1/01/00)                                              Aaa      1/00 at 102       3,495,513
       3,030,000   Washington Public Power Supply System, Nuclear
                    Project No. 1, Refunding Revenue Bonds,
                    Series 1989A, 7.500%, 7/01/15 (Pre-refunded
                    to 7/01/99)                                              Aaa      7/99 at 102       3,273,582
       9,775,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1991A, 6.875%, 7/01/17 (Pre-refunded
                    to 7/01/01)                                              Aaa      7/01 at 102      10,714,182
                   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds,
                    Series 1990A:
       6,835,000    7.625%, 7/01/08 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102       7,546,455
      13,240,000    7.375%, 7/01/12 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102      14,521,632
       2,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1993C, 5.375%, 7/01/15                            Aa1      7/03 at 102       2,342,750
       3,650,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)         Aaa      1/00 at 102       3,956,162


PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------
                   WYOMING - 0.3%
     $ 2,800,000   Town of Jackson, Wyoming, National Rural Utilities
                    Cooperative Finance Corporation, Guaranteed Gas
                    Supply Revenue Bonds (Lower Valley Power & Light,
                    Inc. Project), Series 1997B, 5.875%, 5/01/25
                    (Alternative Minimum Tax)                                AA-      5/07 at 102     $ 2,724,064

-------------------------------------------------------------------------------------------------------------------
    $940,576,035   Total Investments - (cost $910,405,192) - 98.5%                                    976,760,011
    ============
                   Other Assets Less Liabilities - 1.5%                                                14,599,718

-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $991,359,729
                                                                                                     ============

                                                                          NUMBER OF       MARKET           MARKET
                       STANDARD & POOR'S                MOODY'S          SECURITIES        VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               61     $440,985,295             45%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               29      158,433,417              16
  PORTFOLIO OF                        A+                     A1                4       27,798,415              3
  INVESTMENTS:                     A, A-              A, A2, A3               12       95,219,303              10
                         BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               29      226,193,438              23
                            BB+, BB, BB-      Ba1, Ba, Ba2, Ba3                2        6,910,028              1
                               Non-rated              Non-rated                3       21,220,115              2
-------------------------------------------------------------------------------------------------------------------

  TOTAL                                                                      140     $976,760,011            100%



* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1 of the Notes to Financial Statements).

See accompanying notes to financial statements.




STATEMENT OF NET ASSETS
(Unaudited)
                                                         NPP             NMA            NMO
   ASSETS
   Investments in municipal securities,
      at market value (note 1)                      $1,252,069,087   $921,930,949    $976,760,011
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)             3,000,000      2,100,000          --
   Cash                                                      5,137         49,085         313,813
   Receivables:
      Interest                                          27,778,739     20,626,468      20,868,657
      Investments sold                                   2,471,926      1,038,443         588,372
   Other assets                                             64,138         32,659          52,364
                                                    --------------   ------------    ------------
        Total assets                                 1,285,389,027    945,777,604     998,583,217
                                                    --------------   ------------    ------------

   LIABILITIES
   Payable for investments purchased                      --              --            2,210,323
   Accrued expenses:
      Management fees (note 6)                             647,845        481,059         506,341
      Other                                                318,722        237,305         189,988
   Preferred share dividends payable                       140,808        111,825         444,917
   Common share dividends payable                        4,969,324      3,599,315       3,871,919
                                                    --------------   ------------    ------------
        Total liabilities                                6,076,699      4,429,504       7,223,488
                                                    --------------   ------------    ------------
   Net assets (note 7)                              $1,279,312,328   $941,348,100    $991,359,729
                                                    ==============   ============    ============

   Preferred shares, at liquidation value           $  400,000,000   $300,000,000    $300,000,000
                                                    ==============   ============    ============

   Preferred shares outstanding                             16,000         12,000          12,000
                                                    ==============   ============    ============

   Common shares outstanding                            59,158,617     42,097,246      44,762,071
                                                    ==============   ============    ============

   Net asset value per Common share outstanding
      (net assets less Preferred shares at
      liquidation value, divided by Common
      shares outstanding)                           $        14.86   $      15.23    $      15.45
                                                    ==============   ============    ============

See accompanying notes to financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 1997
(Unaudited)
                                                                     NPP            NMA           NMO
   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                           $42,050,812    $30,752,132     $32,931,565
                                                                 -----------    -----------     -----------
   Expenses:
      Management fees (note 6)                                     3,946,387      2,936,046       3,086,746
      Preferred shares--auction fees                                 500,000        375,000         350,000
      Preferred shares--dividend disbursing agent fees                29,612         26,615          13,026
      Shareholders' servicing agent fees and expenses                118,952         67,797          78,055
      Custodian's fees and expenses                                   77,946         61,137          63,305
      Directors' fees and expenses (note 6)                            5,176          3,751           3,949
      Professional fees                                               15,396         14,425          12,932
      Shareholders' reports--printing and mailing expenses           129,572         98,215         111,703
      Stock exchange listing fees                                     26,272         17,890          20,493
      Investor relations expense                                      55,449         38,387          41,473
      Other expenses                                                  29,528         20,408          23,112
                                                                 ------------   ------------    ------------
        Total expenses                                             4,934,290      3,659,671       3,804,794
                                                                 ------------   ------------    ------------
          Net investment income                                   37,116,522     27,092,461      29,126,771
                                                                 ------------   ------------    ------------


   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                                263,612        679,178       (143,289)
   Net change in unrealized appreciation or depreciation
      of investments                                             (12,799,188)   (11,401,453)    (9,625,345)
                                                                 ------------   ------------    ------------
          Net gain (loss) from investments                       (12,535,576)   (10,722,275)    (9,768,634)
                                                                 ------------   ------------    ------------
   Net increase in net assets from operations                    $24,580,946    $16,370,186     $19,358,137
                                                                 ===========    ===========     ===========

See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                   NPP                            NMA
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        4/30/97        10/31/96         4/30/97        10/31/96
-------------------------------------------------------------------------------------------------------------------

   OPERATIONS
   Net investment income                            $   37,116,522   $  74,908,835   $ 27,092,461    $ 54,307,900
   Net realized gain (loss) from investment
    transactions
      (notes 1 and 3)                                      263,612       2,029,380        679,178         692,280
   Net change in unrealized appreciation or depreciation
      of investments                                   (12,799,188)     (9,136,059)   (11,401,453)     (3,979,682)
                                                    --------------  --------------   ------------    ------------
        Net increase in net assets from operations      24,580,946      67,802,156     16,370,186      51,020,498
                                                    --------------  --------------   ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                            (29,815,929)    (61,281,808)   (21,595,893)    (44,096,312)
        Preferred shareholders                          (6,930,400)    (14,648,674)    (5,081,713)    (10,731,591)
                                                    --------------  --------------   ------------    ------------
      Decrease in net assets from distributions
        to shareholders                                (36,746,329)   (75,930,482)    (26,677,606)    (54,827,903)
                                                    --------------  --------------   ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of distributions    843,035      8,959,163         --            1,185,921
                                                    --------------  --------------   ------------    ------------
        Net increase (decrease) in net assets          (11,322,348)        830,837     (10,307,420)    (2,621,484)
   Net assets at beginning of period                 1,290,634,676   1,289,803,839    951,655,520     954,277,004
                                                    --------------  --------------   ------------    ------------
   Net assets at end of period                      $1,279,312,328  $1,290,634,676   $941,348,100    $951,655,520
                                                    ==============  ==============   ============    ============

   Balance of undistributed net investment income
      at end of period                               $   1,566,234   $   1,196,041    $ 1,470,946    $  1,056,091
                                                    ==============  ==============   ============    ============

See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                   NMO
                                                   Six months ended   Year ended
                                                        4/30/97        10/31/96
------------------------------------------------------------------------------------

   OPERATIONS
   Net investment income                            $   29,126,771  $ 58,107,078
   Net realized gain (loss) from investment
      transactions (notes 1 and 3)                        (143,289)      (71,985)
   Net change in unrealized appreciation or
      depreciation of investments                       (9,625,345)   (4,137,414)
                                                    --------------  ------------
        Net increase in net assets from operations      19,358,137    53,897,679
                                                    --------------  ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                            (23,231,519)  (46,933,049)
        Preferred shareholders                          (5,754,063)  (11,775,782)
                                                    --------------  ------------
      Decrease in net assets from distributions
        to shareholders                                (28,985,582)  (58,708,831)
                                                    --------------  ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
      distributions                                       --               --
                                                    -------------- -------------
        Net increase (decrease) in net assets          (9,627,445)    (4,811,152)
   Net assets at beginning of period                1,000,987,174  1,005,798,326
                                                    ------------- --------------
   Net assets at end of period                      $ 991,359,729 $1,000,987,174
                                                   ============== =============

   Balance of undistributed net investment income
      at end of period                               $   1,207,055  $  1,065,866
                                                    ==============  ============

   See accompanying notes to financial statements.



NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                        1. GENERAL INFORMATION AND SIGNIFICANT
                        ACCOUNTING POLICIES
                        At April 30, 1997, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc.(NMA) and Nuveen Municipal Market Opportunity Fund, Inc. (NMO).

                        Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                        The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation    The prices of municipal bonds in each Fund's investment
                        portfolio are provided by a pricing service approved and supervised by the Fund's Board of Directors When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.
                        Temporary investments in securities that hav variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions  Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments.
                         At April 30, 1997, NMO had purchase commitments of $2,210,323. There were no such purchase commitments in either of the other Funds.

Interest Income           Interest income is determined on the basis of interest
                          accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes      Each Fund is a separate taxpayer for federal income
                          tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.



Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred
                          shares are issued in more than one Series. The
                          dividend rate on each Series may change every seven
                          days, as set by the Auction Agent, except for NMO
                          Series T which has lengthened its current dividend
                          period from seven days to five years. The number of
                          shares outstanding, by Series and in total, for each
                          of the Funds were as follows:


                                                          NPP             NMA             NMO
--------------------------------------------------------------------------------------------------


   Number of Shares:
      Series M                                           4,000           3,000           4,000
      Series T                                           4,000           3,000           4,000
      Series W                                           4,000           3,000            --
      Series F                                           4,000           3,000           4,000
                                                        ------          ------          ------

   Total                                                16,000          12,000          12,000
                                                        ======          ======          ======


Derivative Financial      The Funds may invest in certain derivative financial
Instruments               instruments including futures, forward, swap, and
                          option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended
                          April 30, 1997.

Use of Estimates          The preparation of financial statements in conformity
                          with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.



                          2. FUND SHARES
                          Transactions in Common shares were as follows
                                                                  NPP                             NMA
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        4/30/97        10/31/96         4/30/97        10/31/96
-------------------------------------------------------------------------------------------------------------------

   Shares issued to shareholders due to reinvestment
      of distributions                                   55,281          586,309           --             75,777
                                                         ======          =======         ======           ======


                                                                  NMO
                                                   Six months ended   Year ended
                                                        4/30/97        10/31/96
-------------------------------------------------------------------------------------------------------------------

   Shares issued to shareholders due to reinvestment
   of distributions                                        --               --
                                                         =====           =====


                          3. SECURITIES TRANSACTIONS
                          Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended
                          April 30, 1997, were as follows:

                                                          NPP             NMA             NMO
-------------------------------------------------------------------------------------------------------------------


   PURCHASES
   Investments in municipal securities                $70,117,101     $25,268,867     $54,058,980
   Temporary municipal investments                     51,700,000      40,340,000      20,300,000
   SALES AND MATURITIES
   Investments in municipal securities                 62,104,212      24,730,731      46,054,876
   Temporary municipal investments                     53,200,000      38,240,000      22,800,000
                                                      ===========     ===========     ===========

                          At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At October 31, 1996, the Funds' last fiscal year end, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                          NPP             NMA             NMO
-------------------------------------------------------------------------------------------------------------------

   Expiration year:
      2001                                            $5,432,752      $1,784,239       $  --
      2002                                                --             501,699        202,503
      2003                                             1,471,114          --              --
      2004                                                --              --             64,791
                                                      ----------      ----------       --------

   Total                                               $6,903,866      $2,285,938       $267,294
                                                      ===========     ===========      =========


                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On May 1, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income that were paid June 2, 1997, to shareholders of record on May 15, 1997, as follows:

                                                          NPP             NMA             NMO
--------------------------------------------------------------------------------------------------

   Dividend per share                                   $.0840          $.0855          $.0865
                                                        ======          ======          ======

                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1997, were as follows:

                                                          NPP             NMA             NMO
----------------------------------------------------------------------------------------------------
   Gross unrealized:
      appreciation                                    $59,212,499     $56,032,908     $66,805,072
      depreciation                                    (1,231,743)     (1,920,568)       (450,252)
                                                     ------------    ------------    ------------
   Net unrealized appreciation                        $57,980,756     $54,112,340     $66,354,819
                                                      ===========     ===========     ===========


                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   Average daily net asset value                            Management fee
-------------------------------------------------------------------------------------

   For the first $125 million                                         .6500 of 1%
   For the next $125 million                                          .6375 of 1
   For the next $250 million                                          .6250 of 1
   For the next $500 million                                          .6125 of 1
   For the next $1 billion                                            .6000 of 1
   For net assets over $2 billion                                     .5875 of 1

                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At April 30, 1997, net assets consisted of:

                                                          NPP             NMA             NMO
----------------------------------------------------------------------------------------------------

   Preferred shares, $25,000 stated value per share,
      at liquidation value                          $  400,000,000   $300,000,000    $300,000,000
   Common shares, $.01 par value per share                 591,586        420,972         447,621
   Paid-in surplus                                     825,814,006    586,950,602     623,756,849
   Balance of undistributed net investment income        1,566,234      1,470,946       1,207,055
   Accumulated net realized gain (loss) from
      investment transactions                           (6,640,254)    (1,606,760)       (406,615)
   Net unrealized appreciation of investments           57,980,756     54,112,340      66,354,819
                                                    --------------   ------------    ------------
      Net assets                                    $1,279,312,328   $941,348,100    $991,359,729
                                                    ==============   ============    ============

   Authorized shares:
      Common                                           200,000,000    200,000,000     200,000,000
      Preferred                                         1,000,000      1,000,000       1,000,000
                                                    ==============   ============    ============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At April 30, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                          NPP             NMA             NMO
-------------------------------------------------------------------------------------------------

   Revenue Bonds:
      Housing Facilities                                  22%            15%             17%
      Pollution Control Facilities                        10               8              8
      Health Care Facilities                               3               9              5
      Electric Utilities                                   8               8              6
      Transportation                                       3               5              6
      Lease Rental Facilities                              2               1              5
      Educational Facilities                               1               4              4
      Water / Sewer Facilities                             3               3              3
      Other                                                8               3              5
   General Obligation Bonds                                7               5              7
   Escrowed Bonds                                         33              39             34
                                                         -----           -----           -----
                                                         100%            100%            100%
                                                         =====           =====           =====


                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (54% for NPP, 61% for NMA and 48% for NMO). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
(Unaudited)

Selected data for a Common share outstanding throughout each period is as follows:


                                                                       Dividends from tax-exempt
                                             Operating performance     net investment income
                                                          Net
                                                          realized &
                           Net asset       Net            unrealized
                           value           invest-        gain (loss)  To            To
                           beginning       ment           from invest- Common        Preferred
                           of period       income         ments        shareholders  shareholders+
NPP
Six months ended
         4/30/97           $15.070         $ .627         $ (.216)     $ (.504)      $(.117)
Year ended 10/31:
         1996               15.210          1.272           (.122)      (1.041)       (.249)
         1995               14.400          1.320            .847       (1.080)       (.277)
         1994               15.950          1.324          (1.529)      (1.102)       (.243)
         1993               14.930          1.359           1.074       (1.203)       (.210)
Five months ended
         10/31/92           14.960           .574           (.067)       (.455)       (.082)
Year ended 5/31:
         1992               14.280          1.395            .608       (1.042)       (.281)
         1991               13.680          1.387            .628       (1.025)       (.390)
6/22/89 to
         5/31/90            14.050          1.120           (.274)       (.788)        (.265)


NMA
Six months ended
         4/30/97            15.480          .644            (.260)       (.513)       (.121)
Year ended 10/31:
         1996               15.570          1.291           (.077)      (1.049)       (.255)
         1995               14.600          1.330           1.012       (1.089)       (.283)
         1994               16.380          1.333          (1.764)      (1.125)       (.224)
         1993               15.130          1.392           1.349       (1.254)       (.211)
         1992               14.950          1.447            .126       (1.130)       (.239)
         1991               13.780          1.458           1.165       (1.098)       (.355)
12/19/89 to
         10/31/90           14.050          1.088           (.168)       (.716)       (.287)


                           Distributions from capital gains
                                                                                         Per
                                                          Organization                   Common
                                                          and offering                   share
                                                          costs and                      market
                           To              To             Preferred share  Net asset     value
                           Common          Preferred      underwriting     value end     end of
                           shareholders    shareholders+  discounts        of period     period
NPP
Six months ended
         4/30/97          $  --            $ --         $   --             $14.860       $14.875
Year ended 10/31:
         1996                --              --             --              15.070        15.125
         1995                --              --             --              15.210        15.250
         1994                --              --             --              14.400        13.375
         1993                --              --             --              15.950        16.625
Five months ended
         10/31/92            --              --             --              14.930        15.000
Year ended 5/31:
         1992                --              --             --              14.960        15.000
         1991                --              --             --              14.280        14.625
6/22/89 to
         5/31/90             --              --          (.163)             13.680        14.000


NMA
Six months ended
         4/30/97             --              --             --          15.230        15.188
Year ended 10/31:
         1996                --              --             --          15.480        15.125
         1995                --              --             --          15.570        15.125
         1994                --              --             --          14.600        13.500
         1993             (.022)          (.004)            --          16.380        17.000
         1992             (.018)          (.006)            --          15.130        15.250
         1991                --              --             --          14.950        15.750
12/19/89 to
         10/31/90            --              --          (.187)         13.780        13.875


                                                                       Ratios/Supplemental data
                           Total
                           invest-                                                   Ratio of
                           ment                                                      net
                           return          Total          Net assets   Ratio of      investment
                           on              return on      end of       expenses      income          Portfolio
                           market          net asset      period (in   to average    to average      turnover
                           value**         value**        thousands)   net assets*** net assets***   rate
NPP
Six months ended
         4/30/97             1.72%           1.97%        $1,279,312         .77%*         5.81%*           5%
Year ended 10/31:
         1996                6.17            6.15          1,290,635         .78           5.83            15
         1995               22.77           13.58          1,289,804         .78           6.08             7
         1994              (13.56)          (2.92)         1,240,637         .79           6.01            12
         1993               19.30           15.42          1,325,150         .76           6.04             4
Five months ended
         10/31/92            2.94            2.81          1,254,800         .74*          6.16*            5
Year ended 5/31:
         1992                9.94           12.50          1,252,009         .74           6.44             5
         1991               12.30           12.42          1,204,809         .75           6.63            14
6/22/89 to
         5/31/90            (1.45)           3.07          1,166,027         .71*          6.57*           22


NMA
Six months ended
         4/30/97             3.85            1.71            941,348         .78*          5.76*            3
Year ended 10/31:
         1996                7.04            6.37            951,656         .78           5.72            13
         1995               20.69           14.62            954,277         .78           5.98             4
         1994              (14.66)          (4.16)           913,355         .79           5.88            10
         1993               20.38           17.34            983,557         .77           6.03            13
         1992                4.04            9.15            923,426         .75           6.44             7
         1991               22.06           17.06            909,345         .76           6.70             5
12/19/89 to
         10/31/90           (2.80)           3.25            856,867         .75*          6.65*            2

See notes on page 66.


FINANCIAL HIGHLIGHTS
(Unaudited)

Selected data for a Common share outstanding throughout each period is as follows:

                                                                       Dividends from tax-exempt
                                             Operating performance     net investment income
                                                          Net
                                                          realized &
                           Net asset       Net            unrealized
                           value           invest-        gain (loss)  To            To
                           beginning       ment           from invest- Common        Preferred
                           of period       income         ments        shareholders  shareholders+
NMO
Six months ended
         4/30/97           $15.660         $ .651         $ (.213)     $ (.519)      $(.129)
Year ended 10/31:
         1996               15.770          1.298           (.096)      (1.049)       (.263)
         1995               14.690          1.328           1.116       (1.089)       (.275)
         1994                16.580         1.334          (1.825)      (1.125)       (.229)
         1993               15.370          1.386           1.279       (1.228)       (.207)
         1992               15.160          1.424            .170       (1.138)       (.228)
         1991               13.980          1.442           1.179       (1.104)       (.337)
3/21/90 to
         10/31/90           14.050           .718            .034        (.450)       (.184)


                           Distributions from capital gains
                                                                                         Per
                                                          Organization                   Common
                                                          and offering                   share
                                                          costs and                      market
                           To              To             Preferred share  Net asset     value
                           Common          Preferred      underwriting     value end     end of
                           shareholders    shareholders+  discounts        of period     period
NMO
Six months ended
         4/30/97           $   --          $   --         $   --           $15.450       $15.250
Year ended 10/31:
         1996                  --              --             --            15.660        15.250
         1995                  --              --             --            15.770        15.000
         1994               (.039)          (.006)            --            14.690        13.250
         1993               (.017)          (.003)            --            16.580        17.250
         1992               (.014)          (.004)            --            15.370        15.375
         1991                  --              --             --            15.160        16.000
3/21/90 to
         10/31/90              --              --          (.188)           13.980        13.750


                                                                       Ratios/Supplemental data
                           Total
                           invest-                                                   Ratio of
                           ment                                                      net
                           return          Total          Net assets   Ratio of      investment
                           on              return on      end of       expenses      income          Portfolio
                           market          net asset      period (in   to average    to average      turnover
                           value**         value**        thousands)   net assets*** net assets***   rate
NMO
Six months ended
         4/30/97            3.46%           1.99%         $  991,360   .77%*         5.88%*           5%
Year ended 10/31:
         1996               8.82            6.15           1,000,987    .77          5.81            19
         1995              21.98           15.30           1,005,798    .76          6.04            13
         1994             (17.27)          (4.57)            957,443    .78          5.96            18
         1993              20.86           16.53           1,037,592    .76          6.05            13
         1992               3.17            9.24             975,368    .74          6.40             5
         1991              25.17           16.98             958,781    .75          6.70             7
3/21/90 to
         10/31/90          (5.43)           2.74            901,754     .73*         6.31*            1

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
*** Ratios do not reflect the effect of dividend payments to Preferred shareholders.
+ The amounts shown are based on Common share equivalents.


Serving investors for generations
Photographic image of John Nuveen Sr., founder of Nuveen.

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help the maintain the lifestyle they currently enjoy.
  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.
  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
FSA-2-4.97